As filed with the Securities and Exchange Commission on July 29, 2010
1933 Act No. 333-155709
1940 Act No. 811-22255

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No. __

Post-Effective Amendment No. 6	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 8	X
(Check appropriate box or boxes)

EGA Emerging Global Shares Trust
(Exact Name of Registrant as Specified in Charter)

171 East Ridgewood Avenue, Ridgewood, NJ 07450
(Address of Principal Executive Offices) (Zip Code)

201-214-5559
(Registrant's Telephone Number, including Area Code)

Robert C. Holderith
EGA Emerging Global Shares Trust

171 East Ridgewood Avenue
Ridgewood, NJ 07450
(Name and Address of Agent for Service of Process)

With Copies to:
Michael D. Mabry, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on July 29, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EGA Emerging Global Shares Trust

	Cusip	NYSE Arca
Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	268461100	EEG
Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund	268461209	EBM
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	268461852	EMT
Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund	268461308	ECG
Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund	268461407	ECN
Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund	268461779	ECON
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	268461860	EEO
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	268461506	EFN
Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund	268461605	EHK
Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund	268461704	EID
Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund	268461803	ETX
Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund	268461886	ETS
Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund	268461878	EUT

Prospectus

July 29, 2010

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured.  May lose value.  No bank guarantee.

Table of Contents

Fund Summaries	1
Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings	40
Disclosure of Portfolio Holdings	47
Special Risks of Exchange-Traded Funds	47
Precautionary Notes	47
Fund Organization	48
Management of the Fund	48
How to Buy and Sell Shares	49
Dividends, Distributions and Taxes	50
Mauritius Tax Status	51
Pricing Fund Shares	52
Other Service Providers	53
Index Provider	54
Disclaimers	54
The Dow Jones Emerging Markets Titans Indices	55
Premium/Discount Information	57
Distribution Plan	57
Financial Highlights	58

FUND SUMMARIES

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Sector Titans Composite 100 IndexSM (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.71%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses	1.72%
Total Annual Fund Operating Expenses	3.43%
Fee Waiver and/or Expense Reimbursement (1)	2.68%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.75%

 (1)           EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.75% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 years
$77	$803	$1,552	$3,531

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the Fund’s Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is comprised of a representative sample of 100 Emerging Markets companies deemed to be the 10 leading companies in each of the 10 “Industries” as defined by the Industry Classification Benchmark (“ICB”) system.   As of April 30, 2010, the float-adjusted market capitalization of companies included in the Underlying Index ranged from US$1.2 billion to US$70.1 billion, with an average of US$12.8 billion.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  The Fund will concentrate in industries to the same extent as the Underlying Index.  The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the Fund since its commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Basic Materials Titans 30 IndexSM (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.25%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursement (2)	0.35%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Basic Materials companies that are included in the Fund’s Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities.  The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is comprised of publicly traded firms in the “Basic Materials Industry” as defined by the Industry Classification Benchmark (“ICB”) system.  As of April 30, 2010, the float-adjusted market capitalization of companies included in the Underlying Index ranged from US$2.0 billion to US$23.1 billion, with an average of US$7.9 billion.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  Because the Underlying Index is concentrated in the basic materials industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  Issuers in the basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and governmental regulations.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.    Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the portfolios of the Trust since the Trust's commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Metals & Mining Titans 30 IndexSM (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	2.02%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses	2.35%
Total Annual Fund Operating Expenses	4.37%
Fee Waiver and/or Expense Reimbursement (1)	3.52%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

 (1)           EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 years
$87	$1,003	$1,930	$4,301

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Metals and Mining companies that are included in the Fund’s Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities.  The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is comprised of publicly traded firms in the “Industrial Metals and Mining Sector” and the “Mining Sector,” as defined by the Industry Classification Benchmark (“ICB”) system.   As of April 30, 2010, the float-adjusted market capitalization of companies included in the Underlying Index ranged from US$1.7 billion to US$22.7 billion, with an average of US$7.8 billion.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration Because the Underlying Index is concentrated in the metals and mining industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  Securities of companies involved in metals and mining may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various basic resources.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the Fund since its commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Goods Titans 30 IndexSM (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.25%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursement (2)	0.35%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Consumer Goods companies that are included in the Fund’s Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities.  The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is comprised of publicly traded firms in the “Consumer Goods Industry” as defined by the Industry Classification Benchmark (“ICB”) system.  As of April 30, 2010, the float-adjusted market capitalization of companies included in the Underlying Index ranged from US$1.0 billion to US$12.1 billion, with an average of US$4.1 billion.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  Because the Underlying Index is concentrated in the consumer goods industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  The success of consumer goods suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.    Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the portfolios of the Trust since the Trust's commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Services Titans 30 IndexSM (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.25%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursement (2)	0.35%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Consumer Services companies that are included in the Fund’s Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities.  The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is comprised of publicly traded firms in the “Consumer Services Industry” as defined by the Industry Classification Benchmark (“ICB”) system.  As of April 30, 2010, the float-adjusted market capitalization of companies included in the Underlying Index ranged from US$700 million to US$10.3 billion, with an average of US$3.5 billion.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  Because the Underlying Index is concentrated in the consumer services industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  The success of consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.    Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the portfolios of the Trust since the Trust's commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30 IndexSM (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.56%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver and/or Expense Reimbursement (2)	0.66%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$413

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Consumer companies that are included in the Fund’s Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities.  The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through the Subsidiary).  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is comprised of publicly traded firms in the “Consumer Goods Industry” and “Consumer Services Industry” as defined by the Industry Classification Benchmark (“ICB”) system.  As of April 30, 2010, the float-adjusted market capitalization of companies included in the Underlying Index ranged from US$1.7 billion to US$15.1 billion, with an average of US$5.8 billion.

The Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Underlying Index.  Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  Because the Underlying Index is concentrated in the consumer goods and services industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities (including Indian securities) are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.    Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the portfolios of the Trust since the Trust's commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Oil and Gas Titans 30 IndexSM (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	2.34%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses	3.56%
Total Annual Fund Operating Expenses	5.90%
Fee Waiver and/or Expense Reimbursement (1)	5.05%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

 (1)           EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 years
$87	$1,305	$2,501	$5,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Energy companies that are included in the Fund’s Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities.  The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is comprised of publicly traded firms in the “Oil and Gas Industry” as defined by the Industry Classification Benchmark (“ICB”) system.  As of April 30, 2010, the float-adjusted market capitalization of companies included in the Underlying Index ranged from US$500 million to US$32.8 billion, with an average of US$10.1 billion.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  Because the Underlying Index is concentrated in the oil and gas industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  The profitability of companies in the oil and gas industry (including alternative energy suppliers) is related to worldwide energy prices, exploration, and production spending.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the Fund since its commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Financials Titans 30 IndexSM (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.83%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses	3.64%
Total Annual Fund Operating Expenses	5.47%
Fee Waiver and/or Expense Reimbursement (1)	4.62%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

 (1)           EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 years
$87	$1,221	$2,344	$5,107

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Financials companies that are included in the Fund’s Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities.  The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is comprised of publicly traded firms in the “Financials Industry” as defined by the Industry Classification Benchmark (“ICB”) system.  As of April 30, 2010, the float-adjusted market capitalization of companies included in the Underlying Index ranged from US$2.8 billion to US$44.2 billion, with an average of US$15.0 billion.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  Because the Underlying Index is concentrated in the financials industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  Companies in the financials industry are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the Fund since its commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Health Care Titans 30 IndexSM (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.25%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursement (2)	0.35%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Health Care companies that are included in the Fund’s Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities.  The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is comprised of publicly traded firms in the “Health Care Industry” as defined by the Industry Classification Benchmark (“ICB”) system.  As of April 30, 2010, the float-adjusted market capitalization of companies included in the Underlying Index ranged from US$100 million to US$4.5 billion, with an average of US$1.5 billion.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  Because the Underlying Index is concentrated in the health care industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  The profitability of companies in the health care industry may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.    Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the portfolios of the Trust since the Trust's commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Industrials Titans 30 IndexSM (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.25%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursement (2)	0.35%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Industrials companies that are included in the Fund’s Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities.  The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is comprised of publicly traded firms in the “Industrials Industry” as defined by the Industry Classification Benchmark (“ICB”) system.  As of April 30, 2010, the float-adjusted market capitalization of companies included in the Underlying Index ranged from US$1.4 billion to US$12.2 billion, with an average of US$4.0 billion.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  Because the Underlying Index is concentrated in the industrials industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  Government regulation, world events and economic conditions affect the performance of companies in the industrials industry

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.    Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the portfolios of the Trust since the Trust's commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Technology Titans 30 IndexSM (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.25%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursement (2)	0.35%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Technology companies that are included in the Fund’s Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities.  The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is comprised of publicly traded firms in the Technology Industry, as defined by the Industry Classification Benchmark (“ICB”) system.  As of April 30, 2010, the float-adjusted market capitalization of companies included in the Underlying Index ranged from US$100 million to US$6.0 billion, with an average of US$1.6 billion.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  Because the Underlying Index is concentrated in the technology industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.    Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the portfolios of the Trust since the Trust's commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Telecommunications Titans 30 IndexSM (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.25%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursement (2)	0.35%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Telecom companies that are included in the Fund’s Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities.  The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is comprised of publicly traded firms in the “Telecommunications Industry” as defined by the Industry Classification Benchmark (“ICB”) system.  As of April 30, 2010, the float-adjusted market capitalization of companies included in the Underlying Index ranged from US$600 million to US$15.8 billion, with an average of US$4.9 billion.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  Because the Underlying Index is concentrated in the telecommunications industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  The global telecommunications market is characterized by increasing competition and government regulation.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.    Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the portfolios of the Trust since the Trust's commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Utilities Titans 30 IndexSM (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.25%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursement (2)	0.35%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Emerging Markets Utilities companies that are included in the Fund’s Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities.  The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is comprised of publicly traded firms in the “Utilities Industry” as defined by the Industry Classification Benchmark (“ICB”) system.  As of April 30, 2010, the float-adjusted market capitalization of companies included in the Underlying Index ranged from US$700 million to US$8.0 billion, with an average of US$2.8 billion.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  Because the Underlying Index is concentrated in the utilities industry, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  Companies in the utilities industry may be adversely affected by changes in exchange rates, domestic and international competition, and governmental limitation on rates charged to customers.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.    Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the portfolios of the Trust since the Trust's commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS, AND DISCLOSURE OF PORTFOLIO HOLDINGS

This section contains greater detail on the Funds’ principal investment strategies and the related risks that you would face as a shareholder of the Funds and also information about how to find out more about the Funds’ portfolio holdings disclosure policy.

Investment Strategies

Emerging Markets Companies  Each Fund defines “Emerging Markets” companies as companies that are included in its corresponding Underlying Index.  Each Underlying Index is comprised of Emerging Markets companies that are traded on U.S. or foreign exchanges whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe.  Middle income nations are generally identified by international organizations, such as the World Bank, as the broad range of countries with gross national income (“GNI”) per capita between low income countries ($975 or less) and high income countries ($11,906 or more).  (Source: The World Bank).

Each Fund defines the industries in which they concentrate as those that are included in their corresponding Underlying Index, as defined by the ICB.  The ICB system is a joint product of FTSE International Limited and Dow Jones & Company, Inc. (“Dow Jones”).

Mauritius Subsidiary  The Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund may invest its assets in the Subsidiary, which in turn, invests virtually all of its assets in Indian securities, based on the number of Indian securities that are included in the Fund’s Underlying Index.  Through the investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Underlying Index  From time to time, a Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of its Underlying Index.  A Fund will also rebalance its portfolio securities promptly following the annual rebalancing of its Underlying Index.  In recognition of longer settlement periods for emerging market securities, a Fund may at times purchase or sell portfolio securities in advance of anticipated adjustments to the weighting or composition of the constituent securities of the Underlying Index.  The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Each Fund’s intention is to replicate the constituent securities of its Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (and, in the case of the Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund, through the Subsidiary).  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, a Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  When securities are deleted from a Fund’s Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio.  However, a Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

Concentration  Each Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.    For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Each Underlying Index is comprised of publicly traded firms in their corresponding sectors.

•	Basic Materials companies generally include companies whose businesses involve: chemicals; forestry and paper; industrial metals and mining; and mining.

•
Metals and Mining companies generally include companies whose businesses involve: aluminum; nonferrous metals; iron and steel; coal; diamonds and gemstones; general mining; gold mining; and platinum and precious metals.

•	Consumer Goods companies generally include companies whose businesses involve: automobiles and parts; beverages; food production; household goods; leisure goods; personal goods; and tobacco.

•	Consumer Services companies generally include companies whose businesses involve: food and drug retail; general retail; media; and travel and leisure.

•	Energy companies generally include companies whose businesses involve: oil and gas production; oil equipment, services and distribution; and alternative energy.

•
Financials companies generally include companies whose businesses involve: banks; nonlife insurance; life insurance; real estate investment and services; real estate investment trusts; financial services; equity investment instruments; and nonequity investment instruments.

•	Health Care companies generally include companies whose businesses involve: health care equipment and services; and pharmaceuticals and biotechnology.

•
Industrials companies generally include companies whose businesses involve: construction and materials; aerospace and defense; general industrials; electronic and electrical equipment; industrial engineering; industrial transportation; and support services.

•	Technology companies generally include companies whose businesses involve: software and computer services; and technology hardware and equipment.

•	Telecom companies generally include companies whose businesses involve: fixed line telecommunications; and mobile telecommunications.

•	Utilities companies generally include companies whose businesses involve: electricity; and gas, water and multiutilities.

Depositary Receipts  ADRs, which are issued by domestic banks, represent ownership interest in shares of foreign companies and are traded in the United States on exchanges or over-the-counter (“OTC”).   ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions.  GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world.

U.S. Dollar-denominated ADRs are typically issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid certain currency risks during the settlement period for either purchase or sales.  In general, there is a large, liquid market in the United States for many ADRs.

ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation.  GDRs are receipts issued throughout the world that evidence a similar arrangement.  ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in.  Generally, ADRs in registered form are designed for use in the U.S. securities markets and are denominated in U.S. dollars.  GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world.  In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.  In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

Each Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities.  A Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade for purposes of calculating its daily NAV.

Investment Risks

Many factors affect the value of an investment in a Fund.  Each Fund’s NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

Market Price Variance (all Funds) Because each Fund’s Shares are exchange traded, there may be times when the market price and the NAV vary significantly.  However, given that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from each Fund, Management believes that large discounts or premiums to the NAV of Shares would not be sustained.

Market Liquidity for Fund Shares  (all Funds) Trading of Shares of a Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally.  If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV.

Redemption (all Funds) As an ETF, each Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit each Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities.  This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Non-Correlation (all Funds) If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.  In addition, a Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index.  If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing.  Likewise, a variation may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares represented by those ADRs or GDRs.

Non-Diversification (all Funds)  Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders.  Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Basic Materials Risk (Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund) Issuers in the basic materials industry could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.  Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns.  Issuers in the basic materials industry are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and governmental regulations.

Metals & Mining Risk (Emerging Global Shares Dow Jones Emerging Markets Metals and Mining Titans Index Fund) Securities of companies involved in metals and mining may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various basic resources.  In addition, some companies may be subject to the risks generally associated with extraction of basic resources, such as the risks of mining, and the risks of the hazards associated with metals and mining, such as fire, drought, and increased regulatory and environmental costs.  The production and marketing of metals and mining may be affected by action and changes in governments.

Consumer Goods and Services (Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund, and Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund) The consumer goods and services industries depend heavily on disposable household income and consumer spending.  Companies in the consumer goods and services industries may be subject to severe competition, which may also have an adverse impact on their profitability.  The consumer goods and services industries may be strongly affected by fads, marketing campaigns, changes in demographics and consumer preferences, and other economic or social factors affecting consumer demand.  Governmental regulation affecting the use of various food additives may affect the profitability of certain companies represented in the Underlying Index.  In addition, tobacco companies in the Consumer Goods industry may be adversely affected by new laws, regulation and litigation.

Energy Risk (Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund) The profitability of companies in the oil and gas industry (including alternative energy suppliers) is related to worldwide energy prices, exploration, and production spending.  Companies in the oil and gas industry may be adversely affected by natural disasters or other catastrophes, and may be at risk for environmental damage claims.  Companies in the oil and gas industry may also be adversely affected by changes in exchange rates, interest rates, economic conditions, government regulation or world events in the regions that the companies operate (i.e., expropriation, nationalization, confiscation of assets and coups, social unrest, violence or labor unrest).  The Fund will have significant investments in companies located in emerging market countries, which may heighten these risks.

Financials Risk (Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund) Companies in the financials industry are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.  Governmental regulation may change frequently.  The financials industry is exposed to risks that may impact the value of investments in the financials industry more severely than investments outside this sector, including operating with substantial financial leverage.  The financials industry may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets.  Recently, the deterioration of the credit markets has caused an adverse impact in a broad range of mortgage, asset-backed, auction rate and other markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial services institutions and markets.  This situation has created instability in the financial services markets and caused certain financial services companies to incur large losses or even become insolvent or bankrupt.  Some financial services companies have experienced declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations.  These actions have caused the securities of many financial services companies to decline in value.

Health Care Risk (Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund) The profitability of companies in the health care industry may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.  Many health care companies are heavily dependent on patent protection.  The expiration of patents may adversely affect the profitability of these companies.  Many health care companies are subject to extensive litigation based on product liability and similar claims.  Health care companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.  Many new products in the health care sector may be subject to regulatory approvals.  The process of obtaining such approvals may be long and costly.  Companies in the health care industry may be thinly capitalized and may be susceptible to product obsolescence.

Industrials Risk (Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund) The stock prices of companies in the industrials industry are affected by supply and demand both for their specific product or service and for industrials industry products in general.  The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.  Government regulation, world events and economic conditions affect the performance of companies in the Industrials industry.  Companies in the industrials industry may be adversely affected by environmental damages and product liability claims.

Technology Risk (Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund) Technology investment risk is the risk that securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors.  Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel.  Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel.  These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.  A small number of companies represent a large portion of the global Technology industry as a whole.

Telecommunication Risk (Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund) The global telecommunications market is characterized by increasing competition and government regulation.  Companies in the telecommunications industry may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.  Technological innovations may make the products and services of telecommunications companies obsolete.

Utilities Risk (Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund) Companies in the Utilities industry may be adversely affected by changes in exchange rates, domestic and international competition, and governmental limitation on rates charged to customers.  The value of regulated utility equity securities may have an inverse relationship to the movement of interest rates.  Deregulation is subjecting utility companies to greater competition and may adversely affect profitability.  As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures, making the price of their equity securities more volatile.

Foreign Investment (all Funds) There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S.  In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies.  The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments.

Foreign Currency (all Funds) The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars.  U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Emerging Markets (all Funds) Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

Depositary Receipts  (all Funds) The price at which each Fund’s securities may be sold and the value of a Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide.  Available information concerning the issuers may not be as current for unsponsored Depositary Receipts as for sponsored Depositary Receipts, and the prices of unsponsored Depositary Receipts may be more volatile than if such instruments were sponsored by the issuer.  To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by a Fund’s corresponding underlying index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its underlying index.

Mid-Cap Companies (all Funds) Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Liquidity (all Funds) Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities.  A previously established liquid foreign securities market may become illiquid due to economic or political conditions.  If a disruption occurs in the orderly markets for the securities or financial instruments in which a Fund invests, the Fund might be prevented from limiting losses and realizing gains.  As a result, a Fund may at times be unable to sell securities at favorable prices.

Portfolio Turnover (all Funds) Each Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind.  Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Indian Securities (Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund) The performance of the Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is closely tied to social, political, and economic conditions in India and may be more volatile than the performance of more geographically diversified funds.  Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.  Uncertainty regarding inflation and currency exchange rates, as well as the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund‘s performance.

The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in  the Fund's portfolio.

Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to the Fund.  The Subsidiary may be subject to withholding taxes imposed by the Indian government on dividends, interest and realized capital gains should new legislation be passed to modify the current tax treaty with Mauritius.

Mauritius Subsidiary (Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund) The Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund operates to some extent through the Subsidiary, a wholly owned subsidiary of the Trust in the Republic of Mauritius and obtains benefits from favorable tax treatment by the Indian government pursuant to a taxation treaty between India and Mauritius.  The Supreme Court of India has upheld the validity of the taxation treaty between India and Mauritius in response to a challenge in a lower court contesting the treaty’s applicability to entities such as the Fund; however, there can be no assurance that any future challenge will result in a favorable outcome.  In recent years, there has been discussion in the Indian press that the treaty may be re-negotiated.  There can be no assurance that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation or that the Subsidiary will continue to be deemed a tax resident by Mauritius, allowing it favorable tax treatment. Any change in the provisions of this treaty or in its applicability to the Subsidiary could subject the Subsidiary to withholding and other taxes on dividends, interest and realized capital gains, which would reduce the return to then Fund on its investments.

The Fund intends to elect to “pass-through” to the Fund’s shareholders as a deduction or credit the amount of foreign taxes paid by the Fund.  The taxes passed through to shareholders are included in each shareholder’s income.  Certain shareholders, including some non-U.S. shareholders, are not entitled to the benefit of a deduction or credit with respect to foreign taxes paid by the Fund. Other foreign taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit, or be eligible to be passed through to shareholders.

Additional Securities, Instruments and Strategies

This section describes additional securities, instruments and strategies that may be utilized by each Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies.  In addition, this section describes additional risk factors applicable to all securities, instruments and strategies utilized by a Fund.

Money Market Instruments Money market instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles.  Money market instruments include U.S. Government securities and repurchase agreements.

Repurchase Agreements  Repurchase agreements are contracts in which the seller of securities, usually U.S. Government securities or other money market instruments, agrees to buy them back at a specified time and price.  Repurchase agreements are primarily used by EGA as a short-term investment vehicle for cash positions.

Reverse Repurchase Agreements  Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time.  Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage.  Each Fund will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

U.S. Government Securities  U.S. Government securities are issued by the U.S. Government or one of its agencies or instrumentalities.  Some, but not all, U.S. Government securities are backed by the full faith and credit of the federal government.  Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Loans of Portfolio Securities  Each Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements.  The loan must be secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned, and the Fund may call the loan at any time and receive the securities loaned.   As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities.  Each Fund currently does not participate in a securities lending program.

Futures  Each Fund may enter into futures contracts.  When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date.  When a Fund sells a futures contract, it agrees to sell the underlying instrument at a future date.  The price at which the purchase and sale will take place is fixed when the Fund enters into the contract.  Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.  Each Fund may effect futures transactions through futures commission merchants that are affiliated with the Adviser, EGA or a Fund in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

More information about each Fund’s investment strategies is presented under “Additional Securities, Investments and Strategies” below and in the Funds’ Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.egshares.com.

Disclosure of Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Funds’ SAI.  The top ten holdings and all holdings of each Fund is posted on a daily basis to the Trust’s website at www.egshares.com.

SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

Not Individually Redeemable  Shares may be redeemed by each Fund at NAV only in large blocks known as Creation Units.  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues  Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

PRECAUTIONARY NOTES

A Precautionary Note to Retail Investors  The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust.  Your ownership of Shares will be shown on the records of DTC and the DTC participant broker through whom you hold the Shares.  THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP.  Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information.  Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own.  Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units  You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund.  Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time.  As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”).  For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.  Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies  For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is a registered investment company.  Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds.  Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser, including that such investment companies enter into an agreement with the Trust.

FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act.  Each Fund is treated as a separate fund with its own investment objective and policies.  The Trust is organized as a Delaware statutory trust. The Board is responsible for its overall management and direction.  The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUND

The Investment Adviser and Sub-Adviser

The Adviser acts as each Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”).  The Adviser is a Colorado corporation with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 80203.  As of December 31, 2009, ALPS entities serviced over $200 billion in client assets providing mutual fund administration, hedge fund administration, distribution and advisory solutions for the investment management industry.  Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Board) for oversight of the Trust’s sub-adviser.  For its services, the Trust pays the Adviser an annual management fee consisting of the greater of $400,000, allocated pro-rata among all of the Trust’s series that are parties to the Advisory Agreement, or 0.10% of the Fund’s average daily net assets, but not to exceed $1,000,000 per year.  From time to time, the Adviser may waive all or a portion of its fee.

EGA serves as the sub-adviser to all of the Funds and provides investment advice and management services to the Funds, including portfolio trading and index tracking services.  EGA is a Delaware limited liability company with its principal offices located at 171 East Ridgewood Ave., Ridgewood, NJ 07450.  EGA manages the day-to-day investment and reinvestment of the assets in each Fund and is responsible for designating the Deposit Securities and monitoring each Fund’s adherence to its investment mandate.  For its investment advisory services, EGA is entitled to receive a fee equal to 0.75% of the average daily net assets of the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund and 0.85% of the average daily net assets of each other Fund.

EGA has agreed to reduce fees and/or reimburse expenses to the extent necessary to prevent the annual operating expenses of the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund (excluding any taxes, interest, brokerage fees and non-routine expenses, such as expenses attributable to mergers or liquidation) from exceeding 0.75% of average daily net assets and the annual operating expenses of each other Fund (excluding any taxes, interest, brokerage fees and non-routine expenses, such as expenses attributable to mergers or liquidation) from exceeding 0.85% of average daily net assets.  Under this agreement, EGA retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed within three years of such reimbursement, provided such reimbursement does not cause a Fund to exceed any applicable fee waiver or expense limitation agreement that was in place at the time the fees were waived or expenses were assumed.  EGA, from its own resources, including profits from sub-advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions in connection with the distribution of the Funds’ Shares.

Subject to the fee waiver and expense assumption agreement, each Fund is responsible for all of its expenses, including: the investment advisory fees and sub-advisory fees; costs of transfer agency, custody, fund administration, legal, audit and other services; interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions; distribution fees or expenses; and non-routine expenses (including litigation or merger-related expenses, if any).

The basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement will be available in the Trust’s next report to shareholders.

Portfolio Management

Richard C. Kang serves as the portfolio manager for each Fund and is responsible for the day-to-day management of each Fund.  Mr. Kang is the Chief Investment Officer and Director of Research of EGA and joined EGA in October 2008.  Prior to that Mr. Kang was a contract consultant for ETFx Indexes from October 2007 to September 2008.  From January 2007 to September 2008, Mr. Kang was an independent consultant and blogger of The Beta Brief.  Prior to that, Mr. Kang was Chief Investment Officer of Quadrexx Asset Management from July 2003 to May 2005, and President and Chief Investment Officer of Meridian Global Investors from November 2002 to December 2007.

The Trust’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares in the Funds.

HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Funds at market prices in secondary market transactions through brokers.  Shares of each Fund are listed for trading on the secondary market on the Exchange.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  There is no minimum investment.  Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-Share price differential.  When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction.  Share prices are reported in dollars and cents per Share.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds. This approximate value should not be viewed as a “real-time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day.  The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of Shares of the Funds and the Funds does not make any warranty as to the accuracy of these calculations.

Frequent Purchases and Redemptions of the Funds’ Shares

The Funds impose no restrictions on the frequency of purchases and redemptions (“market timing”).  In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders.  The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the Exchange at prevailing market prices.  The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (“APs”) and that the vast majority of trading in Shares occurs on the secondary market.  Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.  With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades.  To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.  However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV.  Each Fund also employs fair valuation pricing to minimize potential dilution from market timing.  Each Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances.  Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by a Fund’s shareholders and (b) any attempts to market time the Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the Exchange, and

•  You purchase or redeem Creation Units.

Dividends & Distributions

Dividends and Distributions.  Each Fund intends to elect and qualify to be treated each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you.   However, the officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend.  Subject to the foregoing, each Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually.  Each Fund will also declare and pay net realized capital gains, if any, at least annually.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.  Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements.   Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend.”   At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

Tax Considerations.  If you are a taxable investor, Fund distributions are generally taxable to you as ordinary income, capital gains, or some combination of both.  This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash.  For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains in excess of net short-term capital losses are taxable to you as long-term capital gains no matter how long you have owned your Shares.  With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends paid to individual shareholders and designated by a Fund may be qualified dividend income eligible for taxation at long-term capital gain rates provided certain holding period requirements are met.

Taxes on Exchange-Listed Share Sales.  A sale or exchange of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  Currently, any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.  The ability to deduct capital losses may be limited.

Backup Withholding.  By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares.  A Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units.  An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid.  A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

Non-U.S. Investors.  Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.  Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Fund from long-term capital gains and, with respect to taxable years of the Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Mauritius Tax Status

The Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund may conduct its investment activities in India through the Subsidiary, a wholly owned subsidiary that is a tax resident of Mauritius and which expects to obtain benefits under the tax treaty between Mauritius and India (the “Treaty”).  In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, the Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities.  The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003.  The Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius.  It has applied for and obtained a tax residence certificate (“TRC”) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement.  The TRC is issued for a period of one year and thereafter renewable annually.  The Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income.

However, the Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income.  If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%).  Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities.  Any dividends and redemption proceeds paid by the Subsidiary to the Fund are exempt from Mauritius tax.  Provided that the Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by the Subsidiary is as follows:

(i) capital gains are not subject to tax in India by virtue of certain provisions of the Treaty;

(ii) dividends from Indian companies are paid to the Subsidiary free of Indian tax; and

(iii) any interest income earned on Indian securities is subject to withholding tax in India at a rate that mayvary from 10% to 42.23%, depending on the nature of the underlying debt security.

The Subsidiary continues to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius.  Accordingly, management believes that the Subsidiary will be able to obtain the benefits of the Treaty, which ultimately benefits the Fund.  However, there can be no assurance that the Subsidiary will be granted a certificate of tax residency in the future.  While the validity of the Treaty and its applicability to entities such as the Subsidiary was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to re-intepretation and re-negotiation in the future.  Any change in the Treaty’s application could have a material adverse affect on the returns of the Fund.  Further, it is possible that the Indian tax authorities may seek to take the position that the Subsidiary is not entitled to the benefits of the Treaty.  It is currently not clear whether income from entities such as the Subsidiary will be classified as “capital gains” income or as “business income” under Indian law.  However, this distinction should not affect the ultimate tax consequences to the Subsidiary or the Fund.  Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that the Subsidiary does not have a permanent establishment in India.  Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Subsidiary does not have a permanent establishment in India.  The Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and the Adviser will make investment decisions regarding securities orders outside of India.  If the Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 42.23%.

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not exceeding 0.125%.  The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains.  It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to the  Subsidiary as a beneficiary of the Treaty.  Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain.  If the MAT does apply, and the Indian income tax payable by the Subsidiary is less than 10% of its book profits, then the Subsidiary would be deemed to owe taxes of 11.33% of book profits. Such a fee would not be included in the fee charged by the Adviser.  Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the Subsidiary and thus reduce the return to Fund shareholders.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

PRICING FUND SHARES

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which  is computed once a day, generally at the end of the Business Day (as defined below), and may be subject to fair valuation. The Trust is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and does not make any warranty as to its accuracy.

The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”).  NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Board believes accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds may employ fair value pricing in situations where trading in securities on foreign securities exchanges and over-the-counter markets is completed before the close of business on a Business Day. In addition, fair valuation may be necessary where there is no securities trading in a particular country or countries on a Business Day.  Moreover, a Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s corresponding underlying index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Funds. Use of a rate different from the rate used by Dow Jones may adversely affect a Fund’s ability to track its underlying index.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Funds’ distributor.

The Bank of New York Mellon, located at 101 Barclay Street, New York, NY 10286, serves as the Funds’ administrator, accountant, custodian and transfer agent.

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, provides the Trust with an Anti-Money Laundering Officer, Principal Financial Officer and Chief Compliance Officer, as well as certain additional compliance support functions.

Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania, serves as legal counsel to the Trust.

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as independent registered public accounting firm of the Trust.  BBD, LLP audits the Funds’ financial statements and performs other related audit services.

INDEX PROVIDER

The “Dow Jones Emerging Markets Total Stock Market IndexSM” and the “Dow Jones Emerging Markets Sector Titans IndexesSM” are products of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use.  “Dow Jones®”, “Dow Jones Emerging Markets Total Stock Market IndexesSM”, “Dow Jones Indexes” and the name of each Underlying Index (each identified as  “Dow Jones Emerging Markets Sector Titans IndexesSM”) are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to CME and sublicensed for use for certain purposes by EGA.  “Titans” is a service mark of CME.  The Funds are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates.  Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly.  The only relationship of Dow Jones, CME or any of their respective affiliates to the Licensee is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Funds, which is determined, composed and calculated by CME without regard to EGA or a Fund.  Dow Jones and CME have no obligation to take the needs of EGA or the owners of a Fund into consideration in determining, composing or calculating a Fund.  Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of a Fund to be issued or in the determination or calculation of the equation by which a Fund is to be converted into cash.  Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of a Fund.  Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to a Fund currently being issued by EGA, but which may be similar to and competitive with a Fund.  In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Underlying Indexes.  It is possible that this trading activity will affect the value of the Underlying Indexes and a Fund.

Dow Jones, CME and their respective affiliates do not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data related thereto and Dow Jones, CME and their respective affiliates shall have no liability for any errors, omissions, or interruptions therein.  Dow Jones, CME and their respective affiliates make no warranty, express or implied, as to results to be obtained by EGA, shareholders of each Fund, or any other person or entity from the use of an Underlying Index or any data included therein.  Dow Jones, CME and their respective affiliates make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to an Underlying Index or any data included therein.  Without limiting any of the foregoing, in no event shall Dow Jones, CME and their respective affiliates have any liability for any lost profits or indirect, punitive, special or consequential damages or losses, even if notified of the possibility thereof.  There are no third party beneficiaries of any agreements or arrangements between CME and EGA, other than the licensors of CME.

DISCLAIMERS

The Adviser and EGA do not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and neither the Adviser nor EGA shall have any liability for any errors, omissions or interruptions therein.  Neither the Adviser nor EGA make any warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares of a Fund or any other person or entity from the use of an Underlying Index or any data included therein.  The Adviser and EGA makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein.  Without limiting any of the foregoing, in no event shall the Adviser or EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index, even if notified of the possibility of such damages.

THE DOW JONES EMERGING MARKETS TITANS INDICES

The Underlying Indices are modified market capitalization weighted indices comprised of emerging markets companies that are traded on U.S. and foreign exchanges whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. These indices seek to capture the aggregate potential of publicly traded firms engaged in the metals and mining industry and in each of the 10 industrial sectors defined by the ICB system developed by CME Group Index Services LLC (as successor-in-interest to Dow Jones & Company, Inc). (“CME Indexes”), across the developing world.  CME Indexes serves as the calculation agent for each Underlying Index. The value of each Underlying Index will be disseminated every 15 seconds over the Consolidated Tape Association’s Network B between the hours of approximately 9:30 a.m. and 4:15 p.m. (Eastern time) under the following tickers:

Ticker
Dow Jones Emerging Markets Sector Titans Composite 100 IndexSM	DJEEG
Dow Jones Emerging Markets Basic Materials Titans 30 IndexSM	DJEBM
Dow Jones Emerging Markets Metals & Mining Titans 30 IndexSM	DJEMT
Dow Jones Emerging Markets Consumer Goods Titans 30 IndexSM	DJECG
Dow Jones Emerging Markets Consumer Services Titans 30 IndexSM	DJECN
Dow Jones Emerging Markets Consumer Titans 30 IndexSM	DJECON
Dow Jones Emerging Markets Oil and Gas Titans 30 IndexSM	DJEEO
Dow Jones Emerging Markets Financials Titans 30 IndexSM	DJEFN
Dow Jones Emerging Markets Health Care Titans 30 IndexSM	DJEHK
Dow Jones Emerging Markets Industrials Titans 30 IndexSM	DJEID
Dow Jones Emerging Markets Technology Titans 30 IndexSM	DJETX
Dow Jones Emerging Markets Telecommunications Titans 30 IndexSM	DJETS
Dow Jones Emerging Markets Utilities Titans 30 IndexSM	DJEUT

Eligibility Criteria for Index Components

The index universe for the Underlying Indices, except the Dow Jones Emerging Markets Consumer Titans 30 IndexSM, is defined as all stocks in the Dow Jones Emerging Markets Total Stock Market IndexSM, which is part of the Dow Jones Global Total Stock Market Index family.  The index universe for the Dow Jones Emerging Markets Consumer Titans 30 IndexSM is defined as all stocks in the Dow Jones Emerging Markets Consumer Goods Titans 30 IndexSM and the Dow Jones Emerging Markets Consumer Services Titans 30 IndexSM.  The current list of emerging market countries in the index is published in the Dow Jones Global Total Stock Market Index family rulebook, available for download at www.djindexes.com. Countries are categorized as emerging markets countries for purposes of stock selection based on the stocks’ International Monetary Fund (“IMF”) classifications.  CME conducts a three-part test to determine a company’s country assignment based on the company’s headquarters, domicile and primary market listing.  As the Dow Jones Emerging Markets Total Stock Market IndexSM universe of countries expands to include more nations, the Funds expect CME Indexes to include issues from those nations in the index.

The index universe for issues is defined as all stocks in the Dow Jones Emerging Markets Total Stock Market IndexSM, subject to the following two exceptions: (i) eligible components for Russia include ADRs and GDRs; and (ii) the Underlying Indices exclude local China shares that trade in Shanghai and Shenzhen. Only stocks of companies in mainland China that trade on the exchanges of Hong Kong and the U.S. are eligible.

Criteria For Inclusion

To be included in an Underlying Index, index components must meet the following criteria each Determination Date (as defined below):

•	A minimum Average Daily Traded Volume (ADTV) of at least $1,000,000 for the prior three months.
•	Traded on a public exchange.

CME Indexes may at any time, and from time to time, change the number of issues comprising an Underlying Index by adding or deleting one or more components or sectors, or replacing one or more issues contained in the Underlying Index with one or more substitute stocks of its choice, if, in the discretion of CME Indexes, such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the industry groups to which the Underlying Index relates.

Calculation Methodology

Component securities are initially selected by market capitalization within their respective “Industry” or “Sector” as defined by the ICB.  Within each “Industry” or “Sector,” the component weightings cannot exceed ten percent (10%) at initial constitution.

Stock Selection

CME Indexes creates a selection list for each Underlying Index that is comprised of the top 60 companies by float-adjusted market capitalization in each representative “Industry” or “Sector” (the “Selection List”). If an existing index component does not qualify for the Selection List, it will be replaced at the next annual review by the next highest-ranked non-component.

Component securities lists for each Underlying Index are then established by a process that ranks companies by float-adjusted market capitalization, revenue and net profit (the “Securities List”). For each company, a final rank is then calculated by weighting the float-adjusted market capitalization rank at 60%, the revenue rank at 20% and the net profit rank at 20%. For each Underlying Index, with the exception of the Dow Jones Emerging Markets Composite Titans 100 Index and the Dow Jones Emerging Markets Consumer Titans 30 IndexSM, the top 30 companies by final rank within an Index’s respective industrial sector or sub-sector are selected as index components, subject to the following buffers: (i) if a non-component security is among the top 20 securities on the Selection List, it replaces the lowest-ranked security from the Securities List; and (ii) if a component security is not among the top 40 securities on the Selection List, it is replaced by the highest-ranked non-component on the Selection List. For the Dow Jones Emerging Markets Composite Titans 100 IndexSM, the top 10 companies by final rank in each of the Underlying Indices representing “Industries,” excluding the Dow Jones Emerging Markets Metals & Mining Titans IndexSM, are selected as index components.

For the Dow Jones Emerging Markets Consumer Titans 30 IndexSM, following the creation of the Selection List, a component securities list is established by a process that ranks companies by float-adjusted market capitalization.  The top 30 companies by float-adjusted market capitalization rank within each of the “Consumer Goods Industry” and “Consumer Services Industry,” as defined by the ICB, are selected as components, subject to the following buffers: (i) if a non-component security is among the top 20 securities on the Selection List, it replaces the lowest-ranked security from the Securities List; and (ii) if a component security is not among the top 40 securities on the Selection List, it is replaced by the highest-ranked non-component on the Selection List.  The top 30 companies with the highest market capitalization within the Consumer Composite are then selected as index components.  The Underlying Index will include at least 10 issues from each of the “Consumer Goods Industry” and “Consumer Services Industry.”

Annual Updates to the Index

The composition of each Underlying Index is reviewed annually, in June. Float factors, shares outstanding and weights are updated quarterly at the close of the third Friday in March, June, September and December. Each Underlying Index is also reviewed on an ongoing basis to account for corporate actions such as mergers, delistings or bankruptcies. The component weights will be determined and announced after the close of trading on the second Friday in March, June, September and December (the "Determination Date"). Each Underlying Index’s components are determined five days prior to the Determination Date.

Maintenance of the Index

In the event of a merger between two components, the shares outstanding of the surviving entity may be adjusted to account for any shares issued in the acquisition.  CME Indexes may substitute components or change the number of issues included in the index, based on changing conditions in the industry or in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs, and reorganizations.  In the event of component or shares outstanding changes to an Underlying Index, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, re-capitalization, or other corporate actions affecting a component of the Underlying Index, the Underlying Index divisor may be adjusted to ensure that there are no changes to the Underlying Index level as a result of these non-market forces.

Dissemination of Index Information

Whenever practical, CME Indexes will pre-announce stock additions and/or deletions as well as certain Underlying Index share weight changes at least two trading days before making such changes effective - either via www.djindexes.com, via broadcast email, or press release.

PREMIUM/DISCOUNT INFORMATION

The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV.  As with other exchange traded funds, the market price of each Fund’s shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

Information showing the difference between the per share NAV of the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, the Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund, the Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund and the Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund and the market trading price of shares of these Funds during various time periods is available by visiting the Funds' website at www.egshares.com.  The remainder of the Funds have not yet commenced operations and, therefore, do not have information about the differences between a Fund’s daily market price on the Exchange and its NAV.

DISTRIBUTION PLAN

The Distributor serves as the distributor of Creation Units for each Fund on an agency basis.  The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-l under the 1940 Act.  In accordance with its Rule 12b-l plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of a Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of a Fund; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No 12b-l fees are currently paid by a Fund, and there are no plans to impose these fees.  However, in the event 12b-l fees are charged in the future, because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, the Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund, the Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund and the Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund for the period of the Funds’ operations.  The remainder of the Fund’s have not yet commenced operations and, therefore, do not have financial information.  The total returns in the table represent the rate that an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions).  This information has been audited by BBD, LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

FINANCIAL HIGHLIGHTS

EGA EMERGING GLOBAL SHARES TRUST

For a share outstanding throughout each period

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund For the Period July 22, 20091 Through March 31, 2010
Net Asset Value, Beginning of Period	$40.00

Investment Operations:
Net Investment Income2	0.17
Net realized and unrealized gain on investments and foreign currency transactions	8.61

Total From Investment Operations	8.78

Less: Distributions from net investment income	(0.11)

Net asset value, end of period	$48.67

NET ASSET VALUE TOTAL RETURN3	21.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s ommited)	$31,755
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers4	0.75%
Expenses, prior to expense reimbursements/waivers4	3.43%
Net investment income4	0.52%

Portfolio Turnover Rate5	6%

1	Commencement of operations.
2	Based on average shares outstanding.
3
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.

4	Annualized.
5	Not annualized.

FINANCIAL HIGHLIGHTS

EGA EMERGING GLOBAL SHARES TRUST

For a share outstanding throughout each period

Emerging Global Shares Dow Jones Emerging Markets Metals and Mining Titans Index Fund For the Period May 21, 20091 Through March 31, 2010
Net Asset Value, Beginning of Period	$41.19

Investment Operations:
Net Investment (loss)2	(0.03)
Net realized and unrealized gain on investments and foreign currency transactions	20.48

Total From Investment Operations	20.45

Less: Distributions from net investment income	(0.22)

Net asset value, end of period	$61.42

NET ASSET VALUE TOTAL RETURN3	49.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s ommited)	$27,640
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers4	0.85%
Expenses, prior to expense reimbursements/waivers4	4.37%
Net investment (loss)4	(0.06)%

Portfolio Turnover Rate5	17%

1	Commencement of operations.
2	Based on average shares outstanding.
3
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.

4	Annualized.
5	Not annualized.

FINANCIAL HIGHLIGHTS

EGA EMERGING GLOBAL SHARES TRUST

For a share outstanding throughout each period

	Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index FundFor the Period May 21, 20091 Through March 31, 2010
Net Asset Value, Beginning of Period	$40.97

Investment Operations:
Net Investment Income2	0.18
Net realized and unrealized gain on investments and foreign currency transactions	7.00

Total From Investment Operations	7.18

Less: Distributions from net investment income	(0.11)

Net asset value, end of period	$48.04

NET ASSET VALUE TOTAL RETURN3	17.53	% 4
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s ommited)	$9,607
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers5	0.85%
Expenses, prior to expense reimbursements/waivers5	5.90%
Net investment income5	0.49%

Portfolio Turnover Rate6	49%

1	Commencement of operations.
2	Based on average shares outstanding.
3
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.

4
For the period ended March 31, 2010, 0.73% of the Fund’s total return consists of a voluntary reimbursement by the current and former sub-advisers for a realized investment loss, and another (1.08)% consists of a realized investment loss on a trading error.  Excluding these items, total return would have been 17.88%.

5	Annualized.
6	Not annualized.

 FINANCIAL HIGHLIGHTS

EGA EMERGING GLOBAL SHARES TRUST

For a share outstanding throughout each period

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund For the Period September 16, 20091 Through March 31, 2010
Net Asset Value, Beginning of Period	$40.24

Investment Operations:
Net Investment Income2	0.16
Net realized and unrealized gain on investments and foreign currency transactions	5.42

Total From Investment Operations	5.58

Less: Distributions from net investment income	(0.14)

Net asset value, end of period	$45.68

NET ASSET VALUE TOTAL RETURN3	13.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s ommited)	$6,852
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers4	0.85%
Expenses, prior to expense reimbursements/waivers4	5.47%
Net investment income4	0.67%

Portfolio Turnover Rate5	12%

1	Commencement of operations.
2	Based on average shares outstanding.
3
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.

4	Annualized.
5	Not annualized.

If you want more information about the Funds,
the following documents are available free
upon request:

Annual/Semi-Annual Reports
Additional information about each
Fund’s investments is available in the Fund’s
annual and semi-annual reports to shareholders.

Statement of Additional Information (SAI)
The SAI provides more detailed information
about the Funds and is incorporated by
reference into this prospectus (i.e., it is
legally considered a part of this prospectus).

 You may obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-888-800-4347.  The SAI and shareholder reports will also be available on the Funds’ website, www.egshares.com.

You may review and copy information about
the Funds, including shareholder reports and
the SAI, at the Public Reference Room of
the Securities and Exchange Commission
in Washington, D.C.  You may obtain
information about the operations of the SEC’s
Public Reference Room by calling the SEC at
1-202-551-8090.  You may get copies of reports
and other information about the Funds:

• For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C.  20549-0102; or

• Free from the EDGAR Database on the SEC’s Internet website at:  http://www.sec.gov.

EGA Emerging Global Shares Trust

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund
Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund

Prospectus

July 29, 2010

EGA Emerging Global Shares Trust
Investment Company Act File No.  811-22255

EGA Emerging Global Shares Trust

	CUSIP	NYSE Arca
Emerging Global Shares INDXX India Infrastructure Index Fund	268461845	INXX
Emerging Global Shares INDXX China Infrastructure Index Fund	268461837	CHXX
Emerging Global Shares INDXX Brazil Infrastructure Index Fund	268461829	BRXX
Emerging Global Shares INDXX India Small Cap Index Fund	268461811	SCIN
Emerging Global Shares INDXX China Mid Cap Index Fund	268461795	CHMC
Emerging Global Shares INDXX Brazil Mid Cap Index Fund	268461787	BZMC

Prospectus

July 29, 2010

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured.  May lose value.  No bank guarantee.

Table of Contents

Fund Summaries	1
Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings	19
Disclosure of Portfolio Holdings	25
Special Risks of Exchange-Traded Funds	25
Precautionary Notes	25
Fund Organization	26
Management of the Funds	26
How to Buy and Sell Shares	27
Dividends, Distributions and Taxes	28
Mauritius Tax Status	29
Pricing Fund Shares	30
Other Service Providers	31
Index Provider	32
Disclaimers	32
The INDXX Indices	32
Premium/Discount Information	36
Distribution Plan	36
Financial Highlights	37

FUND SUMMARIES

Emerging Global Shares INDXX India Infrastructure Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX India Infrastructure Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.63%
Total Annual Fund Operating Expenses	1.58%
Fee Waiver and/or Expense Reimbursement (2)	0.73%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$427

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian Infrastructure companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in Indian mid cap infrastructure companies that are included in the Underlying Index, which are generally defined as companies that are domiciled in India and that have a market capitalization of at least $200 million at the time of purchase.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

1

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. The Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India’s Infrastructure sectors.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  Because the Underlying Index is concentrated in the infrastructure industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

2

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Single Country  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.    Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the portfolios of the Trust since the Trust's commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Emerging Global Shares INDXX China Infrastructure Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX China Infrastructure Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.42%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	6.40%
Total Annual Fund Operating Expenses	7.82%
Fee Waiver and/or Expense Reimbursement (2)	6.97%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$1,670

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Chinese Infrastructure companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in Chinese mid cap infrastructure companies that are included in the Underlying Index, which are generally defined as companies that are domiciled in China and that have a market capitalization of at least $200 million at the time of purchase.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

4

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of China’s infrastructure sectors.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  Because the Underlying Index is concentrated in the infrastructure industry of China, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

5

Single Country  Because the Fund only invests in Chinese securities, its NAV will be much more sensitive to changes in economic, political and other factors within China than would a fund that invested in a greater variety of countries.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the Fund since its commencement of operations in 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Brazil Infrastructure Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.14%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	4.53%
Total Annual Fund Operating Expenses	5.67%
Fee Waiver and/or Expense Reimbursement (2)	4.82%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$1,260

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian Infrastructure companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in Brazilian mid cap infrastructure companies that are included in the Underlying Index, which are generally defined as companies that are domiciled in Brazil and that have a market capitalization of at least $200 million at the time of purchase.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

7

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  The Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of Brazil’s Infrastructure sectors.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Concentration  Because the Underlying Index is concentrated in the Infrastructure industry of Brazil, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

8

Single Country  Because the Fund only invests in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of countries.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid-Cap Companies Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the Fund since its commencement of operations in 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Emerging Global Shares INDXX India Small Cap Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX India Small Cap Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.63%
Total Annual Fund Operating Expenses	1.58%
Fee Waiver and/or Expense Reimbursement (2)	0.73%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$427

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian small market capitalization (“small cap”) companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines Indian small cap companies as companies that are included in the Underlying Index at the time of purchase, and generally includes companies that are domiciled in India and that have a market capitalization between $100 million and $2 billion.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

10

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 75 emerging markets companies that INDXX, LLC determines to be the representative of small cap companies domiciled in India.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities and maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

11

Single Country  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Small Cap Companies Small cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the Fund since its commencement of operations in 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

 Emerging Global Shares INDXX China Mid Cap Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX China Mid Cap Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.57%
Total Annual Fund Operating Expenses	1.52%
Fee Waiver and/or Expense Reimbursement (2)	0.67%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$415

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Chinese medium market capitalization (“mid cap”) companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities.  The Fund defines Chinese mid cap companies as companies that are included in the Underlying Index at the time of purchase and generally includes companies that are domiciled in China that trade on the exchanges of Hong Kong and the U.S. and have a market capitalization that is at least $200 million, but is lower than the 30th highest publicly traded company in China.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

13

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging markets companies that INDXX, LLC determines to be the representative of mid cap companies domiciled in China.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities (including Indian securities) are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

14

Single Country  Because the Fund only invests in Chinese securities, its NAV will be much more sensitive to changes in economic, political and other factors within China than would a fund that invested in a greater variety of countries.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Mid Cap Companies Mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.    Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the portfolios of the Trust since the Trust's commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

Emerging Global Shares INDXX Brazil Mid Cap Index Fund

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Brazil Mid Cap Index (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.44%
Total Annual Fund Operating Expenses	1.39%
Fee Waiver and/or Expense Reimbursement (2)	0.54%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$388

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian medium market capitalization (“mid cap”) companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines Brazilian mid cap companies as companies that are included in the Underlying Index at the time of purchase and generally includes companies that are domiciled in Brazil which have a market capitalization that is at least $200 million, but is lower than the 30th highest publicly traded company in Brazil.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

16

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging markets companies that INDXX, LLC determines to be the representative of mid cap companies domiciled in Brazil.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

17

Single Country  Because the Fund only invests in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of countries.

Mid Cap Companies Mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Underlying Index.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.    Mr. Kang is the Chief Investment Officer and Director of Research of EGA, and has managed the portfolios of the Trust since the Trust's commencement of operations in 2009.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS, AND DISCLOSURE OF PORTFOLIO HOLDINGS

This section contains greater detail on the Funds’ principal investment strategies and the related risks that you would face as a shareholder of the Funds and also information about how to find out more about the Funds’ portfolio holdings disclosure policy.

Investment Strategies

Mauritius Subsidiaries  The Emerging Global Shares INDXX India Infrastructure Index Fund and the Emerging Global Shares INDXX India Small Cap Index Fund each invests substantially all of its assets in a Subsidiary, which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Fund’s Underlying Index. Through such investment structure, each Fund obtains benefits under the tax treaty between Mauritius and India.

Underlying Index  From time to time, a Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index.  A Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index.  In recognition of longer settlement periods for emerging market securities, a Fund may at times purchase or sell portfolio securities in advance of anticipated adjustments to the weighting or composition of the constituent securities of the Underlying Index.  The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Each Fund’s intention is to replicate the constituent securities of its Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through a Subsidiary).  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, a Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  When securities are deleted from a Fund’s Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio.  However, a Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

Concentration  Each of the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund and Emerging Global Shares INDXX China Infrastructure Index Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.  For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.  Because all of the securities included in the Underlying Index for each of these Funds are issued by companies in infrastructure industrial sectors such as Construction & Engineering, Construction Materials, Independent Power Producers, Metals & Mining and Wireless Telecommunications Services, each Fund will be concentrated in infrastructure companies.  All of the Funds will concentrate in other industries to the same extent as their corresponding Underlying Indexes.

Depositary Receipts  ADRs, which are issued by domestic banks, represent ownership interest in shares of foreign companies and are traded in the United States on exchanges or over-the-counter (“OTC”).   ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions.  GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world.

U.S. Dollar-denominated ADRs are typically issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid certain currency risks during the settlement period for either purchase or sales.  In general, there is a large, liquid market in the United States for many ADRs.

ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation.  GDRs are receipts issued throughout the world that evidence a similar arrangement.  ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in.  Generally, ADRs in registered form are designed for use in the U.S. securities markets and are denominated in U.S. dollars.  GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world.  In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.  In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

19

Each Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities.  A Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade for purposes of calculating its daily NAV.

Investment Risks

Many factors affect the value of an investment in a Fund.  Each Fund’s NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

Market Price Variance (all Funds) Because each Fund’s Shares are exchange traded, there may be times when the market price and the NAV vary significantly.  However, given that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from each Fund, Management believes that large discounts or premiums to the NAV of Shares would not be sustained.

Market Liquidity for Fund Shares  (all Funds) Trading of Shares of a Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally.  If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV.

Redemption (all Funds) As an ETF, each Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit each Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities.  This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Non-Correlation (all Funds) If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.  In addition, a Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index.  If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing.  Likewise, a variation may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares represented by those ADRs or GDRs.

Non-Diversification (all Funds)  Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders.  Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund and result in non-correlation with the Fund’s Underlying Index.

Foreign Investment (all Funds) There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S.  In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies.  The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments.

Foreign Currency (all Funds) The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars.  U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

20

Emerging Markets (all Funds) Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

Depositary Receipts  (all Funds) The price at which each Fund’s securities may be sold and the value of a Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide.  Available information concerning the issuers may not be as current for unsponsored Depositary Receipts as for sponsored Depositary Receipts, and the prices of unsponsored Depositary Receipts may be more volatile than if such instruments were sponsored by the issuer.  To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by a Fund’s corresponding underlying index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its underlying index.

Indian Securities (Emerging Global Shares INDXX India Infrastructure Index Fund and Emerging Global Shares INDXX India Small Cap Index Fund) The performance of these Funds is closely tied to social, political, and economic conditions in India and may be more volatile than the performance of more geographically diversified funds.   Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.  Uncertainty regarding inflation and currency exchange rates, as well as the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect these Funds’ performance.

The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in a Fund's portfolio.

Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to a Fund.  Each Subsidiary may be subject to withholding taxes imposed by the Indian government on dividends, interest and realized capital gains should new legislation be passed to modify the current tax treaty with Mauritius.

The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups.  India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan.  Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect a  Fund.

These Funds’ performance will be affected by changes in value of the Indian rupee versus the U.S. dollar.  If the value of the rupee falls relative to the U.S. dollar between the time a Fund earns income in rupees and the time at which the Fund converts the rupees to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if a Fund has insufficient cash in U.S. dollars to meet distribution requirements.  Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and rupees.

Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations.  In addition, it may be difficult to obtain and enforce a judgment in a court in India.  It may not be possible for a Fund to effect service of process in India, and if a Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India.

21

The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets.

Agriculture occupies a prominent position in the Indian economy.  Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect these Funds.   In addition, in recent years, exchange-listed companies in the technology sector and related sectors (such as software) have represented a significant portion of the total capitalization of the Indian market.  The value of these companies will generally fluctuate in response to technological and regulatory developments.  These and other factors could have a negative impact on a Fund's performance.

Tax (Emerging Global Shares INDXX India Infrastructure Index Fund and Emerging Global Shares INDXX India Small Cap Index Fund) Each of the Emerging Global Shares INDXX India Infrastructure Index Fund and Emerging Global Shares INDXX India Small Cap Index Fund operates to some extent through its corresponding Subsidiary, each a wholly owned subsidiary of the Trust in the Republic of Mauritius and obtains benefits from favorable tax treatment by the Indian government pursuant to a taxation treaty between India and Mauritius.  The Supreme Court of India has upheld the validity of the taxation treaty between India and Mauritius in response to a challenge in a lower court contesting the treaty’s applicability to entities such as a Fund; however, there can be no assurance that any future challenge will result in a favorable outcome.  In recent years, there has been discussion in the Indian press that the treaty may be re-negotiated.  There can be no assurance that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation or that the Subsidiary will continue to be deemed a tax resident by Mauritius, allowing it favorable tax treatment. Any change in the provisions of this treaty or in its applicability to a Subsidiary could subject a Subsidiary to withholding and other taxes on dividends, interest and realized capital gains, which would reduce the return to a Fund on its investments.

Each Fund intends to elect to “pass-through” to the Fund’s shareholders as a deduction or credit the amount of foreign taxes paid by the Fund.  The taxes passed through to shareholders are included in each shareholder’s income.  Certain shareholders, including some non-U.S. shareholders, are not entitled to the benefit of a deduction or credit with respect to foreign taxes paid by a Fund. Other foreign taxes, such as transfer taxes, may be imposed on a Fund, but would not give rise to a credit, or be eligible to be passed through to shareholders.

Chinese Securities  (Emerging Global Shares INDXX China Infrastructure Index Fund and Emerging Global Shares INDXX China Mid Cap Index Fund)  The performance of these Funds is closely tied to social, political, and economic conditions in China and may be more volatile than the performance of more geographically diversified funds.  Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital.  Rapid fluctuations in inflation and interest rates may adversely affects the Chinese economy and securities markets, and thus adversely affect these Funds’ performance.

Although China has implemented significant economic reforms in recent years, there can be no guarantee that these reforms will continue, will be effective, or will not be reversed. Despite these reforms, the Chinese government continues to play a major role in economic policy.  Heavy regulation of investments and industries could result in restrictions on foreign ownership of Chinese corporations and repatriation of assets.

The Chinese economy has grown rapidly in recent several years, but there is no guarantee that this growth will be maintained.  Exports have contributed significantly to its economic growth, but lower demand, imposition of trade barriers or economic downturns in China’s primary export markets could lower Chinese economic growth.  Slow-downs in economic reforms, financial market development or efforts to address widespread corruption may also reduce the growth of the Chinese economy.

China remains under substantial international pressure to relax its official currency exchange rates.  The Chinese government maintains strict currency controls and regularly intervenes in currency markets, so that the Yuan has historically traded in a tight range relative to the U.S. dollar.  Relaxing currency management could increase the value of the Yuan relative to the U.S. dollar, although there is no guarantee that this will occur, and the Chinese government’s actions may not be transparent or predictable.  As a result, the value of the Yuan can change quickly and arbitrarily, and the Yuan-Dollar exchange rate may not move as expected.  These factors may increase the volatility of these Funds’ NAV.

22

Investment and trading restrictions limit access to securities markets in China, which may impact the availability, liquidity, and pricing of Chinese securities. As a result, these Funds returns could differ from those available to domestic investors in China.  Brokerage commissions and other fees are generally higher in Chinese securities markets.  The procedures and rules governing custody and transactions in China may delay payment, delivery or recovery of investments.

China has suffered significant natural disasters in the past, such as earthquakes, droughts and floods.  These events have had, and could have in the future, a significant adverse effect on the Chinese economy, which could adversely affect these Funds.

Significant wealth disparity and uneven distribution of economic growth in China may result in civil unrest and violence. China is experiencing disagreements over its integration with Hong Kong, as well as ethnic, religious and nationalist tensions in Tibet and Xinjiang.  Territorial disputes and other defense concerns have strained China’s international relations with several neighboring countries.  These situations may adversely affect the Chinese economy, resulting in sudden and significant investment losses.

Brazilian Securities  (Emerging Global Shares INDXX Brazil Infrastructure Index Fund and Emerging Global Shares INDXX Brazil Mid Cap Index Fund)  The performance of Funds that concentrate their investments in Brazil are closely tied to social, political, and economic conditions within Brazil and may be more volatile than the performance of more geographically diversified funds. Additionally, the Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

These Funds’ performance will be affected by changes in value of the Brazilian Real versus the U.S. dollar.  Brazilian governmental measures to maintain the value of the Brazilian Real in relation to the U.S. dollar may increase inflation in Brazil and could adversely affect the Brazilian economy.  Appreciation of the Brazilian Real relative to the U.S. dollar or other currencies may also adversely affect the Brazilian economy to the extent it reduces exports.  These Funds may also incur costs in connection with conversions between U.S. dollars and the Brazilian Real.

Brazil depends heavily on international trade, and its economy is highly sensitive to fluctuations in international commodity prices and commodity markets.  Brazil’s agricultural and mining sectors account for a large portion of its exports. Any changes in these sectors or fluctuations in the commodity markets could have an adverse impact on the Brazilian economy, and therefore adversely impact the performance of these Funds.

The Brazilian government exercises significant influence over the Brazilian economy, historically characterized by frequent and significant government intervention.  The Brazilian government has in the past frequently changed monetary, taxation, credit, tariff and other policies to influence the core of Brazil’s economy. Brazil’s outstanding government debt has in recent times been as high as 51% of gross domestic product, and it continues to experience significant government deficits and foreign debt.  The Brazilian government’s privatization program in the telecommunications and energy sectors may result in losses for investors in some newly privatized entities if the newly privatized companies are unable to adjust quickly to market competition and new regulatory environments.  In the event of significant imbalances in Brazil’s balance of payments, the Brazilian government may impose restrictions on foreign investment, such as limitations on payment of investment proceeds to foreign investors or on the conversion of the Real into other currencies.  These factors may have a significant effect on the value of securities issued Brazilian companies, which in turn may  adversely impact the performance of these Funds.

Mid-Cap Companies (all Funds, except the Emerging Global Shares INDXX India Small Cap Index Fund) Stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Small-Cap Companies (Emerging Global Shares INDXX India Small Cap Index Fund) Stocks of small-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

23

Liquidity (all Funds) Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities.  A previously established liquid foreign securities market may become illiquid due to economic or political conditions.  If a disruption occurs in the orderly markets for the securities or financial instruments in which a Fund invests, the Fund might be prevented from limiting losses and realizing gains.  As a result, a Fund may at times be unable to sell securities at favorable prices.

Portfolio Turnover (all Funds) Each Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind.  Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Additional Securities, Instruments and Strategies

This section describes additional securities, instruments and strategies that may be utilized by each Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies.  In addition, this section describes additional risk factors applicable to all securities, instruments and strategies utilized by a Fund.

Money Market Instruments Money market instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles.  Money market instruments include U.S. Government securities and repurchase agreements.

Repurchase Agreements  Repurchase agreements are contracts in which the seller of securities, usually U.S. Government Securities or other Money Market Instruments, agrees to buy them back at a specified time and price.  Repurchase Agreements are primarily used by EGA as a short-term investment vehicle for cash positions.

Reverse Repurchase Agreements  Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time.  Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage.  The Funds will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

U.S. Government Securities  U.S. Government securities are issued by the U.S. Government or one of its agencies or instrumentalities.  Some, but not all, U.S. Government securities are backed by the full faith and credit of the federal government.  Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Loans of Portfolio Securities  Each Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements.  The loan must be secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned, and the Fund may call the loan at any time and receive the securities loaned.   As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities.  Each Fund currently does not participate in a securities lending program.

Futures  Each Fund may enter into futures contracts.  When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date.  When a Fund sells a futures contract, it agrees to sell the underlying instrument at a future date.  The price at which the purchase and sale will take place is fixed when the Fund enters into the contract.  Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.  Each Fund may effect futures transactions through futures commission merchants that are affiliated with the Adviser, EGA or a Fund in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

More information about the Funds’ investment strategies is presented under “Additional Securities, Investments and Strategies” below and in the Funds’ Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.egshares.com.

24

Disclosure of Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Funds’ SAI.  The top ten holdings and all holdings of each Fund is posted on a daily basis to the Trust’s website at www.egshares.com.

SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

Not Individually Redeemable. Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units.  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

PRECAUTIONARY NOTES

A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust.  Your ownership of Shares will be shown on the records of DTC and the DTC participant broker through whom you hold the Shares.  THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP.  Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information.  Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own.  Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund.  Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time.  As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”).  For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.  Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is a registered investment company.  Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds.  Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser, including that such investment companies enter into an agreement with the Trust.

25

FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act.  Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. Its Board of Trustees (the “Board”) is responsible for its overall management and direction. The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUNDS
The Investment Adviser and Sub-Adviser

The Adviser acts as each Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). The Adviser is a Colorado corporation with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 80203.  As of December 31, 2009, ALPS entities serviced over $200 billion in client assets providing mutual fund administration, hedge fund administration, distribution and advisory solutions for the investment management industry.  Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers.  For its services, the Trust pays the Adviser an annual management fee consisting of the greater of $400,000 or 0.10% of each Fund’s average daily net assets, but not to exceed $1,000,000 per year. From time to time, the Adviser may waive all or a portion of its fee.

EGA serves as the sub-adviser to all of the Funds and provides investment advice and management services to the Funds, including portfolio trading and index tracking services.  EGA is a Delaware limited liability company with its principal offices located at 171 East Ridgewood Ave., Ridgewood, NJ 07450.  EGA manages the day-today investment and reinvestment of the assets in each Fund and is responsible for designating the Deposit Securities and monitoring each Fund’s adherence to its investment mandate.  For its investment advisory services, EGA is entitled to receive fees equal to 0.85% of the average daily net assets of each Fund.

EGA has agreed to reduce fees and/or reimburse expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding any taxes, interest, brokerage fees and non-routine expenses, such as expenses attributable to mergers or liquidation) from exceeding 0.85% of average daily net assets.  Under this agreement, EGA retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed within three years of such reimbursement, provided and such reimbursement does not cause a Fund to exceed any applicable fee waiver or expense limitation agreement that was in place at the time the fees were waived or expenses were assumed.  EGA, from its own resources, including profits from sub-advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions in connection with the distribution of the Funds’ Shares.

Subject to the fee waiver and expense assumption agreement, each Fund is responsible for all of its expenses, including: the investment advisory fees and sub-advisory fees; costs of transfer agency, custody, fund administration, legal, audit and other services; interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions; distribution fees or expenses; and non-routine expenses (including litigation or merger-related expenses, if any).

The basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement will be available in the Trust’s next report to shareholders.

Portfolio Management

Richard C. Kang serves as the portfolio manager for each Fund and is responsible for the day-to-day management of each Fund.  Mr. Kang is the Chief Investment Officer and Director of Research of EGA and joined EGA in October 2008.  Prior to that Mr. Kang was a contract consultant for ETFx Indexes from October 2007 to September 2008.  From January 2007 to September 2008, Mr. Kang was an independent consultant and blogger of The Beta Brief.  Prior to that, Mr. Kang was Chief Investment Officer of Quadrexx Asset Management from July 2003 to May 2005, and President and Chief Investment Officer of Meridian Global Investors from November 2002 to December 2007.

The Trust’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares in the Funds.

26

HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Funds at market prices in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds. This approximate value should not be viewed as a “real-time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of Shares of the Funds and the Funds do not make any warranty as to the accuracy of these calculations.

Frequent Purchases and Redemptions of the Fund’s Shares

The Funds impose no restrictions on the frequency of purchases and redemptions (“market timing”). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (“APs”) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. Each Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by a Fund’s shareholders and (b) any attempts to market time a Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.

27

DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the Exchange, and

•  You purchase or redeem Creation Units.

Dividends & Distributions

Dividends and Distributions.  Each Fund intends to elect and qualify to be treated each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you.  However, the officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend.  Subject to the foregoing, each Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually.  Each Fund will also declare and pay net realized capital gains, if any, at least annually.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements.  Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend.”  At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

Tax Considerations.   If you are a taxable investor, Fund distributions are generally taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash.  For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains in excess of net short-term capital losses are taxable to you as long-term capital gains no matter how long you have owned your Shares.  With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends paid to individual shareholders and designated by a Fund may be qualified dividend income eligible for taxation at long-term capital gain rates provided certain holding period requirements are met.

Taxes on Exchange-Listed Share Sales.  A sale or exchange of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  Currently, any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

28

Backup Withholding.  By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares.  A Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units.  An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

Non-U.S. Investors.  Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains and, with respect to taxable years of a Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Mauritius Tax Status

Each of the Emerging Global Shares INDXX India Infrastructure Index Fund and the Emerging Global Shares INDXX India Small Cap Index Fund conducts its investment activities in India through a Subsidiary, each of which is a wholly owned subsidiary of the respective Fund.  As a tax resident of Mauritius, each Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the “Treaty”).  In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, a Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003.  Each Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. Each has applied for and obtained a tax residence certificate (“TRC”) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.  Each Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income.

However, each Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, a Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by a Subsidiary to a Fund are exempt from Mauritius tax. Provided that a Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by the Subsidiary is as follows:

(i) capital gains are not subject to tax in India by virtue of certain provisions of the Treaty;

(ii) dividends from Indian companies are paid to the Subsidiary free of Indian tax; and

(iii) any interest income earned on Indian securities is subject to withholding tax in India at a rate that may vary from 10% to 42.23%, depending on the nature of the underlying debt security.

29

Each Subsidiary continues to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius.  Accordingly, management believes that a Subsidiary will be able to obtain the benefits of the Treaty, which ultimately benefits the Fund.  However, there can be no assurance that a Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiaries was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to reintepretation and renegotiation in the future. Any change in the Treaty’s application could have a material adverse affect on the returns of the Fund.  Further, it is possible that the Indian tax authorities may seek to take the position that a Subsidiary is not entitled to the benefits of the Treaty.  It is currently not clear whether income from entities such as a Subsidiary will be classified as “capital gains” income or as “business income” under Indian law.  However, this distinction should not affect the ultimate tax consequences to a Subsidiary or a Fund.  Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that a Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as a Subsidiary does not have a permanent establishment in India. Each Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and the Adviser will make investment decisions regarding securities orders outside of India. If a Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 42.23%.

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to a Subsidiary as a beneficiary of the Treaty.  Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by a Subsidiary is less than 10% of its book profits, then a Subsidiary would be deemed to owe taxes of 11.33% of book profits. Such a fee would not be included in the fee charged by the Adviser. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Subsidiary and thus reduce the return to Fund shareholders.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

PRICING FUND SHARES

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which  is computed once a day, generally at the end of the Business Day (as defined below), and may be subject to fair valuation. The Trust is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and does not make any warranty as to its accuracy.

30

The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”).  NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Board believes accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds may employ fair value pricing in situations where trading in securities on foreign securities exchanges and over-the-counter markets is completed before the close of business on a Business Day. In addition, fair valuation may be necessary where there is no securities trading in a particular country or countries on a Business Day.  Moreover, a Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s corresponding underlying index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Funds. Use of a rate different from the rate used by INDXX, LLC may adversely affect a Fund’s ability to track its underlying index.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Funds’ distributor.

The Bank of New York Mellon, located at 101 Barclay Street, New York, NY 10286, serves as the Funds’ administrator, accountant, custodian and transfer agent.

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, provides the Trust with an Anti-Money Laundering Officer, Principal Financial Officer and Chief Compliance Officer, as well as certain additional compliance support functions.

Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania, serves as legal counsel to the Trust.

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as independent registered public accounting firm of the Trust.  BBD, LLP audits the Funds’ financial statements and performs other related audit services.

31

INDEX PROVIDER

Each Underlying Index is compiled by INDXX, LLC (“INDXX”). INDXX is not affiliated with the Funds, ALPS or EGA.  Each Fund is entitled to use its corresponding Underlying Index pursuant to a sublicensing arrangement with EGA, which in turn has a licensing agreement with INDXX.  INDXX or its agent also serves as calculation agent for each Underlying Index (the “Index Calculation Agent”). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Underlying Indices, including calculating the value of each Underlying Index every 15 seconds, widely disseminating the Underlying Index values every 15 seconds and tracking corporate actions resulting in Underlying Index adjustments.

“INDXX” is a service mark of INDXX and has been licensed for use for certain purposes by EGA. The Funds are not sponsored, endorsed, sold or promoted by INDXX.  INDXX makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. INDXX’s only relationship to EGA is the licensing of certain trademarks, trade names and service marks of INDXX and of the Underlying Indices, which are determined, composed and calculated by INDXX without regard to EGA or the Funds.  INDXX has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the Underlying Indices. INDXX is not responsible for and has not participated in the determination of the timing, amount or pricing of the Fund Shares to be issued or in the determination or calculation of the equation by which the Fund Shares are to be converted into cash. INDXX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLAIMERS

The Adviser and EGA do not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and neither the Adviser nor EGA shall have any liability for any errors, omissions or interruptions therein. Neither the Adviser nor EGA make any warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares of a Fund or any other person or entity from the use of an Underlying Index or any data included therein. The Adviser and EGA makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser or EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index, even if notified of the possibility of such damages.

THE INDXX INDICES

The Underlying Indices are free-float market capitalization weighted indices comprised of emerging markets companies whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe.  These indices seek to capture the aggregate potential of publicly traded firms across the developing world.  Each Underlying Index is rebalanced annually.  INDXX serves as the calculation agent for each Index.  The value of each Index will be disseminated on a daily basis under the following tickers:

Ticker
INDXX India Infrastructure Index	IINXX
INDXX China Infrastructure Index	ICHXX
INDXX Brazil Infrastructure Index	IBRXX
INDXX India Small Cap Index	ISCIN
INDXX China Mid Cap Index	ICHMC
INDXX Brazil Mid Cap Index	IBZMC

Eligibility Criteria for Index Components

The index universe (“Index Universe”) for the Underlying Indices is defined as all publicly traded stocks domiciled in China, India or Brazil, as applicable.  Specific criteria related to individual indices are applied to the Index Universe. The Index Universe for issues is subject to the following two exceptions: (i) Indian Companies in the Underlying India Indices must be traded on more than one exchange; and (ii) the Underlying China Indices exclude local China shares that trade in Shanghai and Shenzhen; only stocks of companies in mainland China that trade on the exchanges of Hong Kong and the U.S. are eligible.

32

Criteria For Inclusion

In addition to the eligibility criteria described above for the Index Universe, to be included in an Underlying Index, index components must meet the following criteria each Determination Date:

INDXX India Infrastructure Index:

1.	30 Stock Index

2.	Top 30 publicly traded companies by market capitalization in the applicable Index Universe in India’s Infrastructure sector according to the GICS classification (Annexure A)

3.	Minimum market cap of $200 Million

4.	Average daily turnover of $3 million during the last six months

5.	Minimum 10% free float

6.	Maximum 4.9% weight of single member

INDXX China Infrastructure Index:

1.	30 Stock Index

2.	Top 30 publicly traded companies in the applicable Index Universe by market capitalization in China’s Infrastructure sector according to the GICS classification (Annexure A)

3.	Minimum market cap of $200 Million

4.	Average daily turnover of $4 million during the last six months

5.	Minimum 10% free float

6.	Maximum 4.9% weight of single member

INDXX Brazil Infrastructure Index:

1.	30 Stock Index

2.	Top 30 publicly traded companies in the applicable Index Universe by market capitalization in Brazil’s Infrastructure sector according to the GICS classification (Annexure A)

3.	Minimum market cap of $200 Million

4.	Average daily turnover of $1 million during the last six months

5.	Minimum 10% free float

6.	Maximum 4.75% weight of single member

INDXX India Small Cap Index:

1.	75 Stock Index

2.	Bottom 75 publicly traded Indian companies by market capitalization in the applicable Index Universe with a lower limit of $100 million and upper limit of $2 billion

3.	Average daily turnover of $2 million for the six months ended December

4.	Minimum 10% free float

5.	Maximum 4.9% weight of single member

33

INDXX China Mid Cap Index:

1.	30 Stock Index

2.
Top 30 publicly traded Chinese companies by market capitalization in the applicable Index Universe with a lower limit of $200 million and upper limit of the market capitalization of the 30th highest company by market capitalization in the China Index Universe

3.	Average daily turnover of $4 million during the last six months

4.	Minimum 10% free float

5.	Maximum 4.9% weight of single member

INDXX Brazil Mid Cap Index:

1.	30 Stock Index

2.
Top 30 publicly traded Brazilian companies by market capitalization in the applicable Index Universe with a lower  limit of $200 million and upper limit of the market capitalization of the 30th highest company by market capitalization in the Brazil Index Universe

3.	Average daily turnover of $1 million during the last six months

4.	Minimum 10% free float

5.	Maximum 4.75% weight of single member

INDXX may at any time, and from time to time, change the issues comprising an Underlying Index by adding or deleting one or more components or sectors, or replacing one or more issues contained in the Underlying Index with one or more substitute stocks of its choice, if, in the discretion of INDXX, such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the Underlying Index.

Calculation Methodology

Infrastructure Indices

A master list of the securities is initially prepared from the applicable Index Universe by applying the infrastructure classification criteria according to GICS.  From the master list, a selection list satisfying the predetermined turnover criteria is shortlisted. All companies with free-float weights below 10% are then removed from selection list to obtain a “Final Selection List.”

Component securities for each Underlying Index (the “Index Component Securities”) are then established by a process that ranks companies in the Final Selection List by market capitalization and then applies the Index’s eligibility criteria formula.  The Index Component Securities are then ranked and weighted by free-float market capitalization.  For any Index component that exceeds the maximum weight for a single member, as determined by the Index’s criteria for inclusion, the excess weight is redistributed among the remaining components.

For the INDXX Brazil Infrastructure Index, the Index Component Securities will include a maximum of 3 constituent securities from each sub-sector classified as part of the Infrastructure sector according to the GICS classification (Annexure A).

Market Cap Indices

A master list of the securities is initially prepared from the applicable Index Universe by applying the criteria of market capitalization.  From the master list, a selection list satisfying the predetermined turnover criteria is shortlisted.  All companies with free float weights below 10% are then removed from selection list to obtain a “Final Selection List.”

The Index Component Securities for each Underlying Index are then established by a process that ranks companies in the Final Selection List by market capitalization and then applies the Index’s eligibility criteria formula.  The Index Component Securities are then ranked and weighted by free-float market capitalization.  For any Index component that exceeds the maximum weight for a single member, as determined by the Index’s criteria for inclusion, the excess weight is redistributed among the remaining components.

34

Annual Updates to the Index

The composition of each Underlying Index (except the INDXX India Small Cap Index) is reviewed annually in July and rebalanced in October.  Float factors, shares and weights of each Underlying Index (except the INDXX India Small Cap Index) are also reviewed annually in July.  The composition of the INDXX India Small Cap Index is reviewed annually in December and rebalanced in April. Float factors, shares and weights of the INDXX India Small Cap Index are also reviewed annually in April.  Each Underlying Index is also reviewed on an ongoing basis to account for corporate actions such as mergers, delistings or bankruptcies.  The component weights will be determined and announced at the close of trading on the Exchange at least two trading days prior to the Rebalance Date.  Each Underlying Index’s components are determined five days prior to the Rebalance Date.

Maintenance of the Index

In the event of a merger between two components, the share weight of the surviving entity may be adjusted to account for any shares issued in the acquisition.  INDXX may substitute components or change the number of issues included in an Underlying Index in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs, and reorganizations.  In the event of component or share weight changes to an Underlying Index portfolio, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, re-capitalization, or other corporate actions affecting a component of the Underlying Index, the Underlying Index divisor may be adjusted to ensure that there are no changes to the Underlying Index level as a result of these non-market forces.

Dissemination of Index Information

INDXX will pre-announce stock additions and/or deletions as well as certain Underlying Index share weight changes at least two trading days before making such changes effective - either via www.indxx.com, via broadcast email, or press release.

Annexure A (Infrastructure Classification)

1.	Aerospace & Defense

2.	Air Freight & Logistics

3.	Aluminum

4.	Building Products

5.	Cable & Satellite

6.	Construction & Engineering

7.	Construction & Farm Machinery & Heavy Trucks

8.	Construction Materials

9.	Diversified Real Estate Activity

10.	Electric Utilities

11.	Electrical Components & Equipment

12.	Gas Utilities

13.	Heavy Electrical Equipments

14.	Independent Power Producers

15.	Industrial Conglomerates

16.	Industrial Machinery

17.	Integrated Telecommunication Services

18.	Marine Ports & Services

19.	Railroads

20.	Real Estate Development

21.	Steel

22.	Wireless Telecommunication Services

35

23.	Water Utilities

24.	Multi- Utilities

25.	Alternative Carriers

26.	Highways & Railtracks

27.	Airport Services

28.	Trucking

29.	Environmental & Facilities Services

30.	Real Estate Services

31.	Real Estate Operating Companies

32.	Oil & Gas Storage & Transportation

33.	Oil & Gas Equipment & Services

34.	Oil & Gas Drilling

35.	Diversified Metals & Mining

PREMIUM/DISCOUNT INFORMATION

The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV.  As with other exchange traded funds, the market price of each Fund’s shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

Information showing the difference between the per share NAV of the Emerging Global Shares INDXX China Infrastructure Index Fund, the Emerging Global Shares INDXX Brazil Infrastructure Index Fund and the Emerging Global Shares INDXX India Small Cap Index Fund and the market trading price of shares of these Funds during various time periods is available by visiting the Funds' website at www.egshares.com.  The remainder of the Funds have not yet commenced operations and, therefore, do not have information about the differences between a Fund’s daily market price on the Exchange and its NAV.

DISTRIBUTION PLAN

The Distributor serves as the distributor of Creation Units for each Fund on an agency basis.  The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-l under the 1940 Act.  In accordance with its Rule 12b-l plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No 12b-l fees are currently paid by the Funds, and there are no plans to impose these fees.  However, in the event 12b-l fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

36

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Emerging Global Shares INDXX China Infrastructure Index Fund and the Emerging Global Shares INDXX Brazil Infrastructure Index Fund for the period of the Funds’ operations.  The Emerging Global Shares INDXX India Small Cap Index Fund commenced operations on July 7, 2010, and financial information is not yet available.  The remainder of the Funds have not yet commenced operations and, therefore, do not have financial information.  The total returns in the table represent the rate that an investor would have earned on an investment in the Funds (assuming reinvestment of all dividends and distributions).  This information has been audited by BBD, LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

37

FINANCIAL HIGHLIGHTS

EGA EMERGING GLOBAL SHARES TRUST

For a share outstanding throughout each period

Emerging Global Shares INDXX China Infrastructure Index Fund For the Period February 17, 20101 Through March 31, 2010
Net Asset Value, Beginning of Period	$20.09

Investment Operations:
Net Investment (loss)2	(0.02)
Net realized and unrealized gain on investments and foreign currency transactions	0.71

Total From Investment Operations	0.69

Less: Distributions from net investment income	—

Net asset value, end of period	$20.78

NET ASSET VALUE TOTAL RETURN3	3.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s ommited)	$6,235
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers4	0.85%
Expenses, prior to expense reimbursements/waivers4	7.82%
Net investment (loss)4	(0.85)%

Portfolio Turnover Rate5	1%

1	Commencement of operations.
2	Based on average shares outstanding.
3
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.

4	Annualized.
5	Not annualized.

38

FINANCIAL HIGHLIGHTS

EGA EMERGING GLOBAL SHARES TRUST

For a share outstanding throughout each period

	Emerging Global Shares INDXX Brazil Infrastructure Index Fund For the Period February 24, 20101 Through March 31, 2010
Net Asset Value, Beginning of Period	$20.00

Investment Operations:
Net Investment Income2	0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.52	6

Total From Investment Operations	0.55

Less: Distributions from net investment income	—

Net asset value, end of period	$20.55

NET ASSET VALUE TOTAL RETURN3	2.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s ommited)	$11,303
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers4	0.85%
Expenses, prior to expense reimbursements/waivers4	5.67%
Net investment income4	1.58%

Portfolio Turnover Rate5	1%

1	Commencement of operations.
2	Based on average shares outstanding.
3
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the sub-adviser.

4	Annualized.
5	Not annualized.
6
The realized and unrealized gain on investments and foreign currency transactions does not accord with the    amounts reported in the Statement of Operations of the Trust’s Annual Report dated March 31, 2010, due to the timing of subscriptions of fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind.

39

If you want more information about the Funds,
 the following documents are available free
upon request:

Annual/Semi-Annual Reports
Additional information about each
Fund’s investments is available in the Fund’s
annual and semi-annual reports to shareholders.

Statement of Additional Information (SAI)
The SAI provides more detailed information
about the Funds and is incorporated by
reference into this prospectus (i.e., it is
legally considered a part of this prospectus).

 You may obtain free copies of the Funds’
annual and semi-annual reports and the SAI by contacting the Funds directly at 1-888-800-4347.
The SAI and shareholder reports will also be available on the Funds’ website,
www.egshares.com.

You may review and copy information
about the Funds, including shareholder reports
and the SAI, at the Public Reference Room
of the Securities and Exchange Commission
in Washington, D.C.  You may obtain
information about the operations of the SEC’s
Public Reference Room by calling the SEC at
1-202-551-8090.  You may get copies of reports
and other information about the Funds:

• For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C.  20549-0102; or

• Free from the EDGAR Database on the SEC’s Internet website at:  http://www.sec.gov.

EGA Emerging Global Shares Trust

Emerging Global Shares INDXX India Infrastructure Index Fund
Emerging Global Shares INDXX China Infrastructure Index Fund
Emerging Global Shares INDXX Brazil Infrastructure Index Fund
Emerging Global Shares INDXX India Small Cap Index Fund
Emerging Global Shares INDXX China Mid Cap Index Fund
Emerging Global Shares INDXX Brazil Mid Cap Index Fund

Prospectus

July 29, 2010

EGA Emerging Global Shares Trust
Investment Company Act File No.  811-22255

EGA Emerging Global Shares Trust

Statement of Additional Information

July 29, 2010

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in nineteen separate and distinct series, representing separate portfolios of investments.  This Statement of Additional Information (“SAI”) relates solely to the following portfolios (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective.

	Cusip	NYSE Arca
Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	268461100	EEG
Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund	268461209	EBM
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	268461852	EMT
Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund	268461308	ECG
Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund	268461407	ECN
Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund	268461779	ECON
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	268461860	EEO
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	268461506	EFN
Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund	268461605	EHK
Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund	268461704	EID
Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund	268461803	ETX
Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund	268461886	ETS
Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund	268461878	EUT

ALPS Advisors, Inc. (the “Adviser”) serves as the investment adviser to each Fund.  Emerging Global Advisors, LLC (“EGA”) serves as the sub-adviser to each Fund.  ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated July 29, 2010.  Portions of each Fund’s financial statements will be incorporated by reference to such Fund’s most recent Annual Report to shareholders.  A copy of the Prospectus may be obtained by calling the Trust directly at 1-888-800-4347.  The Prospectus contains more complete information about the Funds.  You should read it carefully before investing.

Not FDIC Insured.  May lose value.  No bank guarantee.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers shares (“Shares”) of nineteen separate non-diversified series, representing separate portfolios of investments.  This SAI relates solely to the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Telecom Titans Index Fund and Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund.

The Funds are exchange traded funds (“ETFs”) and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”) and (2) a small cash payment referred to as the “Cash Component.”  Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.  Retail investors, therefore, generally will not be able to purchase the Shares directly.  Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”) subject to notice of issuance.  Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV.  Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.  Creation Units are aggregations of 50,000 Shares or more.  In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so.  Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities.  See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI.  In each instance of such full cash creations or redemptions, the transaction fees imposed will be higher than the transaction fees associated with in-kind creations or redemptions.

Compliance with Mauritius Law

The Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund (the “CTI Fund”) may invest its assets in EG Shares Consumer Mauritius, a wholly owned subsidiary organized in the Republic of Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities.  The Subsidiary has qualified as an “Expert Fund” under the Regulations of the Securities Act 2005 of the Republic of Mauritius.  These Regulations provide that only “Expert Investors” may invest in the Expert Fund.  An “Expert Investor” is an investor such as the CTI Fund who makes an initial investment for its own account, of not less than US$100,000 or is a sophisticated investor as defined in the Regulations of the Securities Act 2005 or any similarly defined investor in any other legislation.

The Subsidiary has been incorporated as a Global Business Company and has been issued a category 1 license by the Financial Services Commission of Mauritius.  It must be distinctly understood that in issuing this license, the Mauritius Financial Services Commission does not vouch for the financial soundness of the Subsidiary or for the correctness of any statements made or opinions expressed with regard to it.

1

Investors in the Subsidiary are not protected by any statutory compensation arrangements in Mauritius in the event of the Subsidiary’s failure.

Mauritius Anti-Money Laundering Regulations

To ensure compliance with the Financial Intelligence and Anti-Money Laundering Act 2002 and the Code on the Prevention of Money Laundering and Terrorist Financing (“Code”) issued by the Financial Services Commission of Mauritius, the Subsidiary or its agents will require every applicant for shares (such as the CTI Fund) to provide certain information/documents for the purpose of verifying the identity of the applicant, sources of funds and obtain confirmation that the application monies do not represent, directly or indirectly, the proceeds of any crime.  The request for information may be reduced where an application is a regulated financial services business based in the Republic of Mauritius or in an equivalent jurisdiction (i.e., subject to the supervision of a public authority) or in the case of public companies listed on Recognized Stock/Investment Exchanges, as set out in the Code.

In the event of delay or failure by the applicant to produce any information required for verification purposes, the Subsidiary may refuse to accept the application and the subscription monies relating thereto or may refuse to process a redemption request until proper information has been provided.  Investors such as the CTI Fund should note specifically that the Subsidiary reserves the right to request such information as may be necessary in order to verify the identity of the investor and the owner of the account to which the redemption proceeds will be paid.  Redemption proceeds will not be paid to a third party account.

Each applicant for shares must acknowledge that the Subsidiary shall be held harmless against loss arising as a result of a failure to process an application for shares or redemption request if such information and documentation as requested by the Subsidiary has not been provided by the applicant.

The Fund, as the sole shareholder of the Subsidiary, will satisfy all applicable requirements under the Code in order to purchase and redeem shares of the Subsidiary.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met.  The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) the value of the underlying index on which a Fund is based is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.  Negotiated commission rates only apply to investors who will buy and sell shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no warranty as to the accuracy of the IIVs.  IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio (“Estimated Cash”); (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (v) adding the current value of equity securities, the Estimated Cash, the marked to market gains or losses of futures contracts and other financial instruments, to arrive at a value; and (vi) dividing that value by the total Shares outstanding to obtain current IIV.

2

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws.  Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.  Broker- dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  The Trust has been granted an exemption by the U.S. Securities and Exchange Commission (the “SEC”) from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares.  Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the 1933 Act.  Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under 1933 Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.  Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably.  Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.  Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

3

Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”).  For many foreign securities, U.S. Dollar -denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

In general, there is a large, liquid market in the United States for many ADRs.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.  Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs.  Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities.  As result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depositary Receipts (“GDRs”).  GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.  While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of emerging markets companies.  Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States.  For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging markets countries will have an adverse affect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S.  Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.  Brokerage commissions and other fees generally are higher for foreign securities.  The procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

4

Risks Related to Emerging Markets Investments

Each Fund will, to a great extent, be investing in securities issued by emerging markets issuers.  In general, the risks related to investments in foreign securities discussed above are even greater for investments in emerging markets securities, and emerging markets present additional risks as well.  These risks could affect the economies, industries, securities and currency markets of emerging markets countries, and thus the value of a Fund’s NAV. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Fund’s investments.

In addition to the heightened risk level for foreign securities discussed above, investments in companies domiciled in emerging markets countries may be subject to other significant risks,  including:

•
emerging markets countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.

•
Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging markets country; or capital and currency controls.

•	The small current size of the markets for emerging markets securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.

•	Foreign taxation.

•
The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or  exercise shareholder rights.

•
The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.

•	The possibility that recent favorable economic developments in some emerging markets countries may be slowed or reversed by unanticipated political or social events in those countries.

•	The pervasiveness of corruption and crime.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy.  Economies of emerging markets countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging markets countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

5

Even though the currencies of some emerging markets countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market.  Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Sector Risk

To the extent a Fund invests a significant portion of its assets in one or more sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Increased Volatility

Certain Funds may invest in securities of small and medium capitalization companies.  To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies.  Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically.  Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase.  Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.  To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change).  Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies.  To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes.  A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

6

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement.  The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.  Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily.  A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Segregated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its custodian to earmark on the custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.  (Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Segregated Assets.”)  Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds and offshore funds, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act.  The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund.  Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations.  As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees.  These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements.  A Fund will receive any interest or dividends paid on the loaned securities and the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.  Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit.  There is a risk that the Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

A Fund is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral.

Futures

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.”  This amount is maintained either with the futures commission merchant or in a segregated account at the Fund’s custodian bank.  Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.  While futures contracts provide for the delivery of securities, deliveries usually do not occur.  Contracts are generally terminated by entering into offsetting transactions.

7

SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to equity securities or investments, such as ADRs or GDRs that, in combination, have economic characteristics similar to equity securities that are contained in the underlying indices and generally expect to be substantially invested at such times, with at least 95% of their net assets invested in these securities.  For purposes of each such investment policy, “assets” includes a Fund’s net assets, plus the amount of any borrowings for investment purposes.  In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure.  The Board of Trustees of the Trust (the “Board”) has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.

Tracking and Correlation

The Funds expect that their daily returns will approximate the daily returns of their respective Underlying Indices.  Several factors may affect their ability to achieve this correlation, however.  Among these factors are:  (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the Underlying Index and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the Fund’s Underlying Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its Underlying Index; and (11) a Fund’s use of a “representative sampling” strategy rather than full replication of its Underlying Index.  While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.  Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector.  That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.  Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction.  Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation.  Each Fund may not:

8

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(3)
Make loans if, as a result, more than 33⅓% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC.  This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(4)
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(5)
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon, or (ii) investing in securities or other instruments that are secured by physical commodities.

(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(7)
Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust.  Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust.  The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below.  Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Board Leadership Structure

The Trust is a Delaware statutory trust.  Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust.  The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Fund.  To help facilitate the discharge of its managerial duties, the Board has established a Nominating Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

9

The Board is composed of five Trustees, three of whom are independent.  The Chairman of the Board, Robert C. Holderith, is an “interested person” (as that term is defined in the 1940 Act).  The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with counsel to the Funds and the independent Trustees, and the Trust’s various other service providers.  Because of the ease of communication arising from the relatively small size of the Board and the small number of independent Trustees, as well as the relatively recent commencement of operations of the Trust, the Board has determined not to designate a lead independent Trustee at this time, although it will revisit this determination regularly.

The Board has determined that this leadership structure is appropriate given the size, function, and nature of the Fund, as well as the Board’s oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert Willens Age: 62	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January, 2008; Lehman Brothers, Inc., Managing Director, Equity Research Department, January 2004 to January 2008.	19	Daxor Corp. (Medical Products and Biotechnology), since 2004.

Ron Safir Age: 58	Trustee	Since 2009	Retired, since 2008; UBS Wealth Management, Chief Administrative Officer, February 1971 to December 2008.	19	None

Jeffrey D. Haroldson Age: 52	Trustee	Since 2009	HDG Mansur Capital Group, LLC, President and Chief Operating Officer, since 2004; HSBC Securities (USA), Inc., Executive Managing Director, Head of Investment and Merchant Banking, 2000 to 2003.	19	None

10

Interested Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert C. Holderith(3) Age: 49	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and Chief Executive Officer, since September 2008; ProFund Advisors, Managing Director, Institutional Sales & Investment Analytics, June 2006 to August 2008; UBS Financial Services, Inc., Director, January 2000 to May 2006.	19	None

James J. Valenti(3) Age: 62	Trustee and Secretary	Since 2008	Emerging Global Advisors, LLC, Member and Chief Administrative Officer, since September 2008; Private Investor and Independent Consultant, June 2007 to September 2008; Senior Loan Consultant, Bridgepoint Mortgage Company, June 2006 to June 2007; Mercedes Benz, North America, Sales Representative, November 2000 to June 2006.	19	None

(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of nineteen Funds.
(3)	Mr. Holderith and Mr. Valenti are considered to be “interested persons” of the Trust as defined in the 1940 Act, due to their relationship with EGA, the Funds’ sub-adviser.

Officers

The officers of the Trust not named above are:
Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Thomas A. Carter ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 Age: 43	Treasurer	Since 2009
ALPS Fund Services, Inc., Directors, since October 2005; ALPS Advisors, Inc., President and Directors, since September 2008; ALPS Distributors, Inc., President and Director, since September 2008; FTAM Funds Distributor, Inc., President and Director, since September 2008; ALPS Holdings, Inc., Director, since October 2005; and ALPS ETF Trust, President and Trustee, since March 2008.

Melanie H. Zimdars ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 Age: 33	Chief Compliance Officer	Since 2010
ALPS Fund Services, Inc., Deputy Chief Compliance Officer, since September 2009; ALPS ETF Trust, Chief Compliance Officer, since December 2009; EGA Emerging Global Shares Trust, Chief Compliance Officer, since March 2010; Financial Investors Variable Insurance Trust, Chief Compliance Officer, since September 2009; Liberty All-Star Growth Fund, Inc., Chief Compliance Officer, since December 2009; Liberty All-Star Equity Fund, Chief Compliance Officer, since December 2009; Wasatch Funds, Principal Financial Officer, Treasurer and Secretary, February 2007 to December 2008; Wasatch Funds, Assistant Treasurer, November 2006 to February 2007; Wasatch Funds, Senior Compliance Officer, 2005 to December 2008.

____________________

(1)	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Share Ownership

As of December 31, 2009, the Independent Trustees did not own any securities issued by the Adviser, EGA, the Distributor, or any company controlling, controlled by, or under common control with the Adviser, EGA, or the Distributor.  Information relating to each Trustee’s ownership (including the ownership of his or her immediate family) in the Fund’s in this SAI and in all registered investment companies in the EGA Fund Complex as of December 31, 2009 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Robert Willens	None	None
Ron Safir	None	None
Jeffrey D. Haroldson	None	None

11

Interested Trustees:
Robert C. Holderith	Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund - $1-$10,000	$1-$10,000
James J. Valenti	None	None

As of December 31, 2009, the Trust’s Trustees and officers owned individually and as a group less than 1% of the outstanding Shares of any of the Funds.

Trustees’ Compensation

Name	Annual Aggregate Compensation From the Trust*	Pension or Retirement Benefits Accrued As Part of Fund Expenses*	Total Compensation From the Trust and Fund Complex Paid to Trustees*

Independent Trustees
Robert Willens	$8,000	$0	$8,000
Ron Safir	$8,000	$0	$8,000
Jeffrey D. Haroldson	$8,000	$0	$8,000

Interested Trustees
Robert C. Holderith, Trustee	$0	$0	$0
James J. Valenti, Trustee	$0	$0	$0
___________________

* These figures represent estimates for the Trust’s current fiscal year, which will end on March 31.

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust.  The Trust pays each Trustee who is not affiliated with EGA $1,500 for each in-person meeting attended and $500 for each special telephonic meeting attended.  The Trust also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

Trustee Qualifications

Information on the Trust’s officers and Trustees appears above. Such information includes business activities of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations.

In particular, each Trustee has significant experience in the financial industry.  Prior to founding EGA, Mr. Holderith held a senior management position with a prominent ETF advisory firm.  Mr. Haroldson is President and COO of a global real estate fund management firm.  Mr. Safir was until recently the Chief Administrative Officer of UBS Wealth Management.  Mr. Willens currently runs his own tax consulting firm and was previously managing Director of Equity Research at a major investment banking firm.  Mr. Valenti has held various positions in the financial and banking industry over the past four decades.  The Board therefore believes that the specific background of each Trustee, combined with their abilities and personal qualities, evidences these abilities and is appropriate to their service on the Board of Trustees.  The Board will regularly re-assess its qualifications in their annual self-assessment.

12

Board Committees

Audit Committee.  The Audit Committee is composed of all of the Independent Trustees.  Robert Willens is the Chairman of the Audit Committee.  The Audit Committee has the responsibility, among other things, to:  (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board.  There were two Audit Committee meetings during the period ended March 31, 2010.

Nominating Committee.  The Nominating Committee is composed of all of the Independent Trustees.  Ron Safir is the Chairman of the Nominating Committee.  The Nominating Committee has the responsibility, among other things, to:  (i) make recommendations and consider shareholder recommendations for nominations for Board members; and (ii) periodically review independent Board member compensation.  There was one Nominating Committee held during the period ended March 31, 2010.

While the Nominating Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating Committee may consider nominees recommended by Fund shareholders.  The Nominating Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 171 East Ridgewood Ave., Ridgewood, NJ 07450.  A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications.  Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee.

Oversight of Risk

The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust’s service providers. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.

The Board considers risk as part of its regular review of the activities of the Adviser and Sub-Adviser with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio manager and his compensation, as well as risks related to the technology and other facilities used to manage the Funds.  The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio manager of the Funds meets regularly with the Board to discuss portfolio performance, including risks inherent in tracking the applicable underlying indexes.

The Board receives regular compliance reports from Ms. Zimdars, the Trust’s Chief Compliance Officer (“CCO”), and meets regularly with Ms. Zimdars to discuss compliance issues, including the alleviation of compliance-related risks.  As required under SEC rules, the independent Trustees meet at least quarterly in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

13

The Fund’s administrator provides the Board with regular written reports that monitor fair valued securities, if any, the reasons for the fair valuation and the methodology used to arrive at the fair value. These reports also include information concerning illiquid securities, if any, within the Fund’s portfolio.

In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust’s internal controls, accounting and financial reporting policies.  In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s auditors in connection with the Committee’s review of the results of the audit of the Trust’s year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control that Fund under the provisions of the 1940 Act. Note that a controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund.  As of the date of this SAI, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Trust (all series taken together).

As of June 30, 2010, the following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund’s outstanding Shares, as set forth below:

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund

Name & Address	% Owned

Merrill Lynch 101 Hudson Street 9th Floor Jersey City, NJ 07302	27.10%
Citigroup Global Markets P.O. Box 540 New York, NY 10013	22.85%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 Jersey City, NJ 07311	10.79%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.77%
Charles Schwab & Co., Inc. P.O. Box 64930 Phoenix, AZ 85082-4930	7.28%
UBS Financial Services Inc. 1000 Harbor Boulevard 8th Floor Weehawken, NJ 07086	6.54%
JP Morgan Clearing Corp. 1 Metrotech Center North 4th Floor Brooklyn, NY 11201	5.55%

14

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

Name & Address	% Owned

National Financial Services LLC 200 Liberty Street New York, NY 10281	23.91%
UBS Financial Services Inc. 1000 Harbor Boulevard 8th Floor Weehawken, NJ 07086	13.95%

Citigroup Global Markets P.O. Box 540 New York, NY 10013	11.61%
J.P. Morgan Clearing Corp. 1 Metrotech Center North 4th Floor Brooklyn, NY 11201	7.65%
First Clearing, LLC 2801 Market Street 9F Mail Code MO3540 St. Louis, MO 63103	5.76%

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

Name & Address	% Owned

Merrill Lynch 101 Hudson Street 9th Floor Jersey City, NJ 07302	13.60%
JP Morgan Clearing Corp. 1 Metrotech Center North 4th Floor Brooklyn, NY 11201	13.44%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.23%
Goldman, Sachs & Co. 30 Hudson Street 16th Floor Jersey City, NJ 07302-4699	9.93%
Citigroup Global Markets P.O. Box 540 New York, NY 10013	9.78%
Brown Brothers Harriman & Co. 140 Broadway – Level A New York, NY 10005	9.22%
UBS Financial Services Inc. 1000 Harbor Boulevard 8th Floor Weehawken, NJ 07086	7.12%

15

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

Name & Address	% Owned

National Financial Services LLC 200 Liberty Street New York, NY 10281	23.70%
JP Morgan Clearing Corp. 1 Metrotech Center North 4th Floor Brooklyn, NY 11201	21.21%
Merrill Lynch 101 Hudson Street 9th Floor Jersey City, NJ 07302	11.00%
Brown Brothers Harriman & Co. 140 Broadway – Level A New York, NY 10005	10.32%
UBS Financial Services Inc. 1000 Harbor Boulevard 8th Floor Weehawken, NJ 07086	7.12%
First Clearing, LLC 2801 Market Street 9F Mail Code MO3540 St. Louis, MO 63103	5.72%

16

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

The Adviser, a Colorado corporation with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the investment adviser to the Funds.  The Adviser provides investment advisory services to each Fund pursuant to an Investment Advisory Agreement dated April 17, 2009, between the Trust and the Adviser (the “Advisory Agreement”).  Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of EGA.  For its services, the Trust pays the Adviser an annual management fee consisting of the greater of $400,000 or 0.10% of each Fund’s average daily net assets, but not to exceed $1,000,000 per year. From time to time, the Adviser may waive all or a portion of its fee.

The Advisory Fees paid to the Adviser by each Fund that has commenced investment operations as of the date of this SAI are set forth in the chart below.

Fund	Advisory Fees Paid for the Fiscal Year Ended March 31, 2010	Date of Commencement of Investment Operations

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	$94,293	July 22, 2009
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	$89,762	May 21, 2009
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	$101,975	May 21, 2009
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	$23,613	September 16, 2009

Sub-Adviser

EGA, a Delaware limited liability company located at 171 East Ridgewood Ave., Ridgewood, NJ 07450, serves as the sub-adviser to the Funds.  Robert C. Holderith is the majority owner, Chief Executive Officer and Managing Member of EGA.  EGA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), with the SEC.

EGA provides investment advisory services to each Fund pursuant to the Investment Advisory Agreement dated April 17, 2009, between the Trust and EGA (the “Sub-Advisory Agreement”).  Pursuant to the Sub-Advisory Agreement, EGA manages the day-to-day investment and reinvestment of the assets in each Fund and is responsible for the day-to-day portfolio management of the Funds, including designating the Deposit Securities and monitoring each Fund’s adherence to its investment mandate.  Pursuant to the Sub-Advisory Agreement, the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund pays EGA a fee equal to 0.75% of the average daily net assets of the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund and each other Fund pays EGA a fee equal to 0.85% of the average daily net assets of each Fund.

17

The Advisory Fees paid to EGA by each Fund that has commenced investment operations as of the date of this SAI are set forth in the chart below.

Fund	Advisory Fees Paid for the Fiscal Year Ended March 31, 2010	Date of Commencement of Investment Operations

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	$66,092	July 22, 2009
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	$46,875	May 21, 2009
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	$64,938	May 21, 2009
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	$18,337	September 16, 2009

Prior to November 30, 2009, Esposito Partners, LLC (“Esposito”) served as sub-adviser to the Funds. The Advisory Fees paid to Esposito by each Fund that had commenced investment operations as of November 30, 2009 are set forth in the chart below.

Fund	Advisory Fees Paid for the Fiscal Year Ended March 31, 2010	Date of Commencement of Investment Operations

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	$11,167	July 22, 2009
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	$24,942	May 21, 2009
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	$24,942	May 21, 2009
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	$2,500	September 16, 2009

18

Portfolio Manager

Compensation of the Portfolio Manager and Other Accounts Managed.

For his services as a portfolio manager of the Funds, Richard C. Kang receives an annual salary from EGA.  Mr. Kang manages three other active registered investment companies (and is expected to manage three other registered investment companies that have not yet commenced operations) that, like the Funds, are series of the Trust, and have investment strategies of replicating an underlying index.  Mr. Kang does not manage any other accounts.

Description of Material Conflicts of Interest.

Although the Funds in the Trust that are managed by Mr. Kang may have different investment strategies, each has a portfolio objective of replicating its underlying index. EGA does not believe that management of the different Funds of the Trust presents a material conflict of interest for Mr. Kang.

Portfolio Manager’s Ownership of Shares of the Funds.  As of March 31, 2010, Mr. Kang did not own any Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds.  Its principal address is 101 Barclay Street, New York, New York 10286.  Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund.  In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.  As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.  The Trust made payments to BNY Mellon in the amount of $14,581 for administrative services during the fiscal year ended March 31, 2010.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement.  Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services.  BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust.  As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.
Distributor

ALPS, an affiliate of the Adviser, is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares.  Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ‘‘Creation and Redemption of Creation Unit Aggregations.’’

19

Other Service Providers

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement.  AFS also provides a Principal Financial Officer to the Trust under a PFO Services Agreement.  As compensation for the foregoing services, AFS receives certain out of pocket costs, fixed and asset-based fees, which are accrued daily and paid monthly by the Funds.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

Costs and Expenses

Each Fund bears all expenses of its operations other than those assumed by EGA or the Administrator.  Fund expenses include:  the investment advisory fee; the sub-advisory fee paid to EGA; management services fee; administrative fees, index receipt agent fees, transfer agency fees and shareholder servicing fees; custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, product descriptions, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees; listing fees; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.

Rule 12b-1 Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Unit Aggregations.” Shares in less than Creation Units are not distributed by the Distributor.  The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”) and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services.  Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients.  There are currently no plans to impose these distribution fees on the Funds.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees.  All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund.  The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned.  The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds.  In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

20

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

EGA has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities.  Pursuant to the Sub-Advisory Agreement, EGA is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution.   When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, EGA relies upon its experience and knowledge regarding commissions generally charged by various brokers.  EGA effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions.  The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and EGA does not currently participate in soft dollar transactions with respect to the Funds.

The aggregate brokerage commissions paid by each Fund that has commenced investment operations as of the date of this SAI during the Fund’s fiscal year ended March 31, 2010 are set forth in the chart below.

Fund	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2010	Date of Commencement of Investment Operations

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	$49,243.69	July 22, 2009
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund	$23,919.37	May 21, 2009
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund	$30,728.32	May 21, 2009
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	$9,335.09	September 16, 2009

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings.  The Board must approve all material amendments to this policy.  The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).  The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to EGA the responsibility to vote proxies with respect to the portfolio securities held by the Funds.  EGA has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority.  Information on how EGA voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended June 30 may be obtained (i) without charge, upon request, through the Funds’ website at www.egshares.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website.  Proxy voting policies for EGA are included as Appendix A to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser, EGA and the Distributor (collectively the “Codes”).  The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided.  The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, the Adviser, EGA or the Distributor (“Access Persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund.  In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements.  The Codes are on file with the SEC, and are available to the public.

21

Additional information concerning shares

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value.  Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders.  Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares.  The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected.  In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund.  No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any,  provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter, (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

DTC acts as securities depositary for the Shares.  The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows:  it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act.  DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).  DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.  Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.  The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

22

Beneficial Owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof.  Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.  The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them.  As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes.  Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares.  DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.  The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.  In addition, certain brokers may make a dividend reinvestment service available to their clients.  Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate.  Investors interested in such a service should contact their broker for availability and other necessary details.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of a Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

23

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.  Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by EGA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In recognition of longer settlement periods for emerging market securities, EGA may at times engage in rebalancing trades, or the composition of the Deposit Securities may at times change, in advance of anticipated adjustments to the weighting or composition of the Component Stocks of the Underlying Index.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of a Fund and will affect the value of all Shares; but the Adviser or EGA, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser or EGA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant is also referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

24

All orders to create Creation Unit Aggregations, (through an Authorized Participant), must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of each Fund as next determined on such date after receipt of the order in proper form. The Distributor will not accept cash orders received after 3:00 p.m. Eastern time on the trade date. A cash order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for Creation Unit Aggregations

Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders

For each Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the date by which an executed creation order must be settled (the “Contractual Settlement Date”).

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

25

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115%, which the Adviser or EGA may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and a Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust, the Adviser or EGA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor, Adviser or EGA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, EGA, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

26

Creation Transaction Fee

Investors will be required to pay a fixed creation transaction fee, described below, payable to BNY Mellon regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund  is described in the following table:

	Composite Fund	Basic Materials Fund	Metals & Mining Fund	Consumer Goods Fund	Consumer Services Fund	Consumer Titans Fund	Energy Fund
Creation Transaction Fee
Standard Transaction Fee	$7,000	$1,500	$2,500	$2,500	$2,500	$2,500	$2,500
Maximum Transaction Fee	$28,000	$6,000	$10,000	$10,000	$10,000	$10,000	$10,000

Redemption Transaction Fee
Standard Transaction Fee	$7,000	$1,500	$2,500	$2,500	$2,500	$2,500	$2,500
Maximum Transaction Fee	$28,000	$6,000	$10,000	$10,000	$10,000	$10,000	$10,000

	Financials Fund	Health Care Fund	Industrials Fund	Technology Fund	Telecom Fund	Utilities Fund
Creation Transaction Fee
Standard Transaction Fee	$2,000		$2,500	$2,500	$2,500	$2,500	$2,500
Maximum Transaction Fee	$8,000		$10,000	$10,000	$10,000	$10,000	$10,000

Redemption Transaction Fee
Standard Transaction Fee	$2,000		$2,500	$2,500	$2,500	$2,500	$2,500
Maximum Transaction Fee	$8,000		$10,000	$10,000	$10,000	$10,000	$10,000

Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

27

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for each Fund are the same as the creation fees set forth above.

Placement of Redemption Orders

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which the Adviser or EGA may change from time to time, of the value of the missing shares.

28

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of each Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.  Because the Portfolio Securities of each Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of a Fund, or to purchase and sell shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Regular Holidays

Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). A Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

29

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Pursuant to an exemptive order issued to the Adviser, each Fund will be required to deliver redemption proceeds in not more than fourteen days.  Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed fourteen days.  The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2010 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina			Bahrain
Jan. 1	May 25	Sep. 6	Jan. 3	Nov. 16	Dec. 15
Mar. 24	Jun. 21	Oct. 11	Feb. 25	Nov. 17	Dec. 16
Apr. 1	Jul. 9	Oct. 27	May 2	Nov. 18	Dec. 17
Apr. 2	Aug. 16	Dec. 8	Sep. 9	Dec. 7
May 24

Brazil			Bulgaria
Jan. 1	Apr. 2	Nov. 2	Jan. 1	May 6	Sep. 22
Jan. 20	Apr. 21	Nov. 15	Mar. 3	May 7	Dec. 24
Jan. 25	Jun. 3	Dec. 24	Apr. 2	May 24	Dec. 31
Feb. 16	Jul. 9	Dec. 31	Apr. 5	Sep. 6
Feb. 15	Sep. 7
Feb. 17	Oct. 12

Chile			Colombia
Jan. 1	Jul. 16	Nov. 1	Jan. 1	Apr. 2	Jul. 5 Nov. 1
Apr. 2	Jun. 28	Dec. 8	Nov. 1	Jan. 11	May 17 Nov. 15
May 21	Oct. 11	Dec. 31	Jul. 20	Nov. 15	Mar. 22 Dec. 8
			Jun. 7	Aug. 16	Dec. 8
			Apr. 1	Jun. 14	Oct. 18

Czech Republic			Egypt
Jan. 1	Sep. 28		Jan. 7	Apr. 25	Nov. 16
Apr. 5	Oct. 28		Jan. 25	Jul. 1	Nov. 17
Jul. 5	Nov. 17		Apr. 4	Oct. 6	Dec. 7
Jul. 6	Dec. 24		Apr. 5	Nov. 15

Estonia			Hong Kong
Jan. 1	May 13	Dec. 24	Jan. 1	Apr. 5	Jul. 1
Feb. 24	Jun. 23	Dec. 31	Feb. 15	Apr. 6	Sep. 23
Apr. 2	Jun. 24		Feb. 16	May 21	Oct. 1
Apr. 5	Aug. 20		Apr. 2	Jun. 16	Dec. 27

30

Hungary		India
Jan. 1	Aug. 20	Jan. 1	Mar. 16	Apr. 14	Sep. 30
Mar. 15	Nov. 1	Jan. 26	Mar. 24	May 27	Nov. 5
Apr. 5	Dec. 11	Feb. 12	Apr. 1	Aug. 19	Nov. 17
May 24	Dec. 24	Mar. 1	Apr. 2	Sep. 10	Dec. 17

Indonesia				Jordan
Jan. 1	May 13	Sep. 9	Nov. 17	Feb. 25	Nov. 16
Feb. 26	May 28	Sep. 10	Dec. 7	May 25	Nov. 17
Mar. 16	Aug. 17	Sep. 13	Dec. 24	Sep. 9	Nov. 18
Apr. 2	Sep. 8	Sep. 14	Dec. 31	Sep. 12	Dec. 7

Kuwait				Latvia
Jan. 3	Sep. 12	Nov. 18		Jan. 1	May 3	Jun. 24	Dec. 23
Feb. 25	Sep. 13	Dec. 7		Apr. 1	May 4	Jun. 25	Dec. 24
Mar. 1	Nov. 16			Apr. 2	May 13	Nov. 17	Dec. 30
Jul. 11	Nov. 17			Apr. 5	Jun. 22	Nov. 18	Dec. 31
				Apr. 30	Jun. 23	Nov. 19

Lithuania Jan. 1 Mar. 12 Jun. 24 Nov. 1 Feb. 15 Apr. 2 Jun. 25 Dec. 24 Feb. 16 Apr. 5 Jul. 5 Dec. 31 Mar. 11 May 13 Jul. 6	Malaysia Jan. 1 Feb. 26 Sep. 16 Feb. 1 May 28 Nov. 5 Feb. 15 Aug. 31 Nov. 17 Feb. 16 Sep. 10 Dec. 7
Malta Jan. 1 Apr. 2 Sep. 8 Feb. 10 Apr. 5 Sep. 21 Mar. 19 Jun. 7 Dec. 8 Mar. 31 Jun. 29 Dec. 13	Mauritius Jan. 1 Mar. 16 Nov. 5 Feb. 1 May 5 Feb. 12 Sep. 10 Mar. 12 Nov. 2
Mexico Jan. 1 Apr. 2 Feb. 1 Sep. 16 Mar. 15 Nov. 2 Apr. 1 Nov. 15	Morocco Jan. 1 Aug. 20 Jan. 11 Sep. 10 Mar. 1 Nov. 18 Jul. 30 Dec. 7
Oman Sep. 12 Nov. 17 Nov. 14 Nov. 18 Nov. 15 Dec. 7 Nov. 16	Pakistan Jan. 1 Mar. 23 Nov. 9 Feb. 5 Jul. 1 Nov. 18 Feb. 27 Aug. 11 Nov. 19 Mar. 1
Peru Jan. 1 Jul. 28 Nov. 1 Apr. 1 Jul. 29 Dec. 8 Apr. 2 Aug. 30 Jun. 29 Oct. 8	Philippines Jan. 1 May 3 Aug. 23 Dec. 24 Apr. 1 May 10 Aug. 30 Dec. 27 Apr. 2 Jun. 14 Nov. 1 Dec. 31 Apr. 9 Jun. 30 Nov. 29

31

Poland Jan. 1 Jun. 3 Apr. 2 Nov. 1 Apr. 5 Nov. 11 May 3 Dec. 24	Qatar Mar. 7 Sep. 12 Nov. 17 Nov. 18
Romania Jan. 1 Apr. 5 May 24 Dec. 1	Russia Jan. 1 Jan. 8 Apr. 30 Nov. 3 Jan. 4 Feb. 22 May 3 Nov. 4 Jan. 5 Feb. 23 May 10 Nov. 5 Jan. 6 Feb. 27 Jun. 11 Nov. 13 Jan. 7 Mar. 8 Jun. 14 Dec. 31
Slovakia Jan. 1 Jul. 5 Nov. 17 Jan. 6 Sep. 1 Dec. 24 Apr. 2 Sep. 15 Apr. 5 Nov. 1	Slovenia Jan. 1 Apr. 27 Dec. 31 Feb. 8 Jun. 25 Apr. 2 Nov. 1 Apr. 5 Dec. 24
South Africa Jan. 1 Apr. 27 Dec. 16 Mar. 22 Jun. 16 Dec. 27 Apr. 2 Aug. 9 Apr. 5 Sep. 24

Sri Lanka
Jan. 1                   Apr. 2                 Jun. 18                 Dec. 20
Jan. 14                 Apr. 9                 Jun. 25                 Dec. 24
Jan. 26                 Apr. 13               Aug. 24
Jan. 27                 Apr. 14               Sep. 10
Jan. 29                 Apr. 28               Sep. 22
Feb. 4                  Apr. 30                Oct. 22
Feb. 26                May 27                Nov. 5
Mar. 29               May 28                Nov. 17

Thailand Jan. 1 Apr. 15 May 28 Oct. 25 Mar. 1 May 3 Jul. 1 Dec. 6 Apr. 6 May 5 Jul. 26 Dec. 10 Apr. 13 May 20 Aug. 12 Dec. 31 Apr. 14 May 21 Aug. 13	Turkey Jan. 1 Sep. 8 Oct. 29 Nov. 18 Apr. 23 Sep. 9 Nov. 15 Nov. 19 May 19 Sep. 10 Nov. 16 Aug. 30 Oct. 28 Nov. 17
UAE Nov. 16 Dec. 7 Nov. 17 Nov. 18 Dec. 2	United Kingdom Jan. 1 Apr. 2 Aug. 30 Nov. 25 Jan. 18 Apr. 5 Sep. 6 Dec. 27 Jan. 19 May 3 Oct. 11 Dec. 28 Feb. 15 May 31 Oct. 12 Feb. 16 Jul. 5 Nov. 11
United States Jan. 1 Apr. 2 Sep. 6 Nov. 25 Jan. 18 May 31 Oct. 11 Dec. 24 Feb. 15 July 5 Nov. 11

32

TAXES

Taxation of the Funds

Each Fund a Separate Corporation.  Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company.  Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and intends to so qualify during the current fiscal year.  As a regulated investment company, a Fund generally will not be subject to entity level federal income tax on the income and gains it distributes to you.  The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

In order to qualify for taxation as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

(i)           A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

(ii)           A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)           A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

A Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that a Fund has under-distributed its income and gain for any taxable year, a Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, a Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

Excise Tax Distribution Requirements.  As a regulated investment company, each Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

Required distributions.  To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:  98% of its taxable ordinary income earned during the  calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat  them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Post-October losses.  Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions.  For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year.  Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of March 31 (‘‘post-October loss”) as occurring on the first day of the following tax year (i.e., April 1).

33

Investment in Complex Securities.  The Funds may invest in complex securities (e.g., futures, options, etc.) that could be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and defer a Fund’s ability to recognize a loss.  In turn, these rules could affect the amount, timing, or character of the income distributed to you by a Fund. For example:

Investment in futures and option contracts.  A Fund is permitted to invest in certain options and futures contracts.  If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Tax straddles.  A Fund’s investment in options and futures contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Short sales and securities lending transactions.  A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position”, causing it to realize gain, but not loss, on the position.  Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income, and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

Investment in taxable mortgage pools (excess inclusion income).  The Funds may invest in U.S. real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income.  While the Funds do not intend to invest in U.S.-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

Investments in securities of uncertain tax character.  A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

34

Taxation of Shareholders

Distributions of Net Investment Income.  Each Fund receives income generally in the form of dividends and interest on its investments in portfolio securities.  This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which income dividends may be paid to you.  If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional Shares.  Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met.  See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

Distributions of Capital Gains.  Each Fund may derive capital gain and loss in connection with sales of securities in anticipation of their removal from a Fund’s corresponding index or by reason of the application of certain tax rules such as those described above under the heading, “Investment in Futures and Option Contracts.” Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund.  Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those Shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Effect of Investment in Foreign Securities.  Each Fund is permitted to invest in foreign securities as described above.  Accordingly, the Funds may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce a Fund’s distributions paid to you.

Pass-through of foreign tax credits.  If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, a Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  Your use of foreign dividends, designated by a Fund as qualified dividend income subject to taxation at long-term capital gain rates, may reduce the otherwise available foreign tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by a Fund.  Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses.  These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund’s ordinary income otherwise available for distribution to you.  This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

PFIC securities.  The Funds may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”).  In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends.  These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund.  In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.  Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

35

Information on the Amount and Tax Character of Distributions.  The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year.  If you have not held Fund Shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund.  Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Purchase of Shares.  As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund Shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares.

Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Wash sales.  All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Cost basis reporting.  Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your Shares in the Fund, subject to certain exceptions.  This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012.

Tax shelter reporting.  Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

U.S. Government Securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals.  For individual shareholders, a portion of the dividends paid by a Fund may be designated as qualified dividend income eligible for taxation by individuals at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on a Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund Shares, include the day you sold your Shares but not the day you acquired these Shares.

36

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by a Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation.  Either none or only a nominal portion of the dividends paid by the Funds will be eligible for the corporate dividends-received deduction because the Funds invest primarily in foreign securities.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Backup Withholding.  By law, a Fund must generally withhold a portion of your taxable dividends and sales proceeds unless you:

•          provide your correct social security or taxpayer identification number,
•          certify that this number is correct,
•          certify that you are not subject to backup withholding, and
•          certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any dividends or proceeds paid.  Certain payees and payments are exempt from backup withholding and information reporting.  The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

37

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains, and with respect to taxable years of a Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemption from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends.  In general, (i) a capital gain dividend designated by a Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), a short-term capital gain dividend designated by a Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends.  With respect to taxable years of a Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), dividends designated by a Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors.  It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Other dividends.  Income dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

Effectively connected income.  If you hold your Fund Shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property.  A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S.-REITs. The sale of a U.S. real property interest (USRPI) by a U.S.-REIT in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S.-REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S.-REIT or RIC that is classified as a qualified investment entity) as follows:

•
The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund Shares at any time during the one-year period ending on the date of the distribution.
•
If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•
In addition, even if you do not own more than 5% of a class of Fund Shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

38

These rules apply to dividends with respect to a Fund’s taxable years beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), except that after such sunset date, Fund distributions from a U.S.- REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity .

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund Shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. As of the date of this Statement of Additional Information, the U.S. federal estate tax is repealed for one year for decedents dying on or after January 1, 2010 and before January 1, 2011, unless reinstated earlier, possibly retroactively to January 1, 2010.  On and after the date the U.S. estate tax is reinstated, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.  In addition, a partial exemption from U.S estate tax may apply to Fund Shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent.  Transfers by gift of Shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. tax certification rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from back-up withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

This discussion of “TAXES” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

39

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent.  Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV.  The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. The officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend.  Subject to the foregoing, each Fund expects to declare and pay all of its investment income, if any, to shareholders as dividends annually.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Tax Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

40

FINANCIAL STATEMENTS

BBD, LLP audits the Funds’ annual financial statements.  The audited financial statements and financial highlights of the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund, and Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund for their fiscal periods ended March 31, 2010, as set forth in the Funds’ annual reports to shareholders, including the report of BBD, LLP, are incorporated by reference into this SAI.

As of the date of this SAI, the remainder of the Funds have not commenced operations.  Accordingly, no financial statements are provided for these Funds.

41

APPENDIX A

The Trust has delegated to EGA the authority and responsibility for voting proxies on the portfolio securities held by each Fund.  EGA understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

 Emerging Global Advisors, LLC
PROXY VOTING POLICY
INTRODUCTION

An investment adviser generally has the authority to vote proxies relating to such securities on behalf of its clients.  Pursuant to Rule 206(4)-6 under the Advisers Act, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients. The policies and procedures must be reasonably designed to ensure that the adviser votes client securities in a manner consistent with the best interests of such client.

POLICIES

As a general policy, the Adviser will vote proxy proposals, consents or resolutions relating to client securities (collectively, “proxies”), in a manner that serves the best interests of the client accounts it manages.  Best interest will be determined by the Adviser in its discretion, taking into account relevant factors, including, but not limited to:

•	the impact on the value of the securities;
•	the anticipated costs and benefits associated with the proposal;
•	the effect on liquidity; and
•	customary industry and business practices.

In voting proxies, the Adviser will not consider the interests that the Adviser, its management or its affiliates might have in a particular voting matter.

Investment company clients are subject to further requirements under the 1940 Act regarding the disclosure of actual proxy voting records to shareholders, and the process by which proxies are voted on shareholder’s behalf.  As a general matter of policy, the Adviser will assist its investment company clients and their respective fund administration agents with respect to the fund clients’ annual Form N-PX filings.

A.           Routine Matters

Routine matters are typically proposed by management (as defined below) of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Adviser will vote in accordance with the recommendation of the company’s management or directors (collectively, the “Management”), as applicable, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the client.

Examples of routine matters are set forth below:

General Matters
The Adviser will generally vote for the following proposals:

•	to set time and location of annual meeting;
•	to change the fiscal year of the company; and
•	to change the name of a company.

A-1

Board Members
The Adviser will generally vote for Management proposals to elect or re-elect board members.

The Adviser will generally vote for proposals to increase fees paid to board members, unless it determines that the compensation exceeds market standards

Capital Structure
The Adviser will generally vote for proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by any of the Adviser’s clients or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

Appointment of Auditors
The Adviser will generally vote for the approval of auditors and proposals authorizing the board to fix auditor fees, unless the Adviser has serious concerns about the audit procedures used, or feels that the auditors are being charged without explanation.

B.           Non- Routine Matters

Non-routine matters involve a variety of issues and may be proposed by a company’s management or beneficial owners (i.e., shareholders, members, partners, etc. (collectively, the “Owners”)). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

Examples of routine matters are set forth below:

1.           Board Members
a.
Term Limits.  The Adviser will generally vote for proposals to require a reasonable retirement age (e.g., 72) for board members, and will vote on a case-by-case basis on proposals to attempt to limit tenure.

b.	Replacement. The Adviser will generally vote against proposals that make it more difficult to replace board members, including the following proposals:

•	To stagger the board;
•	To overweight company Management on the board;
•
To introduce cumulative voting (cumulative voting allows the owners to “stack” votes behind one or a few individuals for a position on the board, thereby giving minority owners a greater chance of electing the board member(s));

•	To introduce unequal voting rights;
•	To create supermajority voting; or
•	To establish pre-emptive rights.

c.
Liability and Indemnification.  In order to promote accountability, the Adviser will generally vote against proposals to limit the personal liability of board members for any breach of fiduciary duty or failure to act in good faith.

d.
Ownership Issues.  The Adviser will generally vote for proposals that require Management to own a minimum interest in the company. The purpose of this policy is to encourage the alignment of Management’s interests with the interests of the company’s owners. However, the Adviser will generally vote against proposals for stock options or other compensation that grant an ownership interest for Management if such proposals offer greater than 15% of the outstanding securities of a company because such options may dilute the voting rights of other owners of the company.

A-2

2.	Compensation, Fees and Expenses

In general, the Adviser will vote against proposals to increase compensation, fees or expenses applicable to the company’s owners, unless the Adviser determines that the benefits resulting to the company and its owners justifies the increased compensation, fees or expenses.

3.           Voting Rights

The Adviser will generally vote against the following proposals:

•	To introduce unequal voting or dividend rights among the classes;
•	To change the amendment provisions of a company’s charter documents by removing owner approval requirements;
•	To require supermajority (two-thirds of outstanding votes) approval for votes rather than a simple majority (half of outstanding votes);
•	To restrict the owners’ right to act by written consent; or
•	To restrict the owners’ right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate board members.

The Adviser will generally vote for proposals that eliminate any of the foregoing rights or requirements.

4.            Takeover Defenses and Related Actions

The Adviser will generally vote against any proposal to create any plan or procedure designed primarily to discourage a takeover or other similar action, including “poison pills.” Examples of “poison pills” include:

•	Large increases in the amount of stock authorized but not issued;
•
Blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the board at a future date without further action by the owners);

•	Compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or “golden parachutes”;
•	Fixed price amendments that require a certain price to be offered to all owners based on a fixed formula; and
•	Greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

The Adviser will generally vote for proposals that eliminate any of the foregoing rights or requirements, as well as proposals to:

•	Require that golden parachutes or golden handcuffs be submitted for ratification by the owners;
•	To opt out of state anti-takeover laws deemed by the Adviser to be detrimental.

The Adviser will generally vote on a case-by-case basis regarding other proposals that may be used to prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

5.           Reincorporation

The Adviser will generally vote for a change in the state of incorporation if the change is for valid business reasons (such as reincorporating in the same state as the headquarters of the controlling company).

A-3

6.           Debt Issuance and Pledging of Assets for Debt

The Adviser will generally vote proxies relating to the issuance of debt, the pledging of assets for debt, and an increase in borrowing powers on a case-by-case basis, taking into consideration relevant factors, including, for example:

•	The potential increase in the company’s outstanding interests or shares, if any (e.g., convertible bonds).
•	The potential increase in the company’s capital, if any, over the current outstanding capital.

7.           Mergers or Acquisitions

The Adviser will vote proxies relating to mergers or acquisitions on a case-by-case basis, but will generally vote for any proposals that the Adviser believes will offer fair value to its clients.

8.           Termination or Liquidation of the Company

The Adviser will vote proxies relating to the termination or liquidation of a company on a case-by-case basis, taking into consideration one or more of the following factors:

•	Terms of liquidation;
•	Past performance of the company; and
•	Strategies employed to save the company.

9.           Social & Environmental Issues and Corporate Responsibility

The Adviser will vote proxies relating to social and environmental issues on a case-by-case basis, but will generally vote for any proposals that will reduce discrimination and pollution, improve protections to minorities and disadvantaged classes, and increase conservation of resources and wildlife.

The Adviser will generally vote against any proposals that place arbitrary restrictions on the company’s ability to invest, market, enter into contractual arrangements or conduct other activities. The Adviser will also generally vote against proposals:

•	To bar or restrict charitable contributions; or
•	To limit corporate political activities.

10.           All Other Matters

All other decisions regarding proxies will be determined on a case-by-case basis taking into account the general policy, as set forth above.

C.  Abstaining from Voting or Affirmatively Not Voting

The Adviser may abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if it determines that abstaining or not voting is in the best interests of its clients. In making such a determination, the Adviser will consider various factors, including, but not limited to; (i) the costs associated with exercising the proxy (e.g., translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. Furthermore, the Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

A-4

PROCEDURES

The Adviser’s CCO or designee is responsible for the implementation, monitoring and review of the Adviser’s proxy voting policies and procedures.

To implement its policies, the Adviser has adopted the following procedures:

•
Designated Adviser personnel (e.g., analysts), will be responsible for voting each proxy. Such personnel will obtain a determination from Adviser management as to how to vote the proxies in accordance with the policies. Upon making a decision, the proxy will be executed and returned to the analyst for submission to the company. The analysts are responsible for the actual voting of all proxies in a timely manner.

•
In the event the Adviser determines that the client should rely on the advice of an independent third party or a committee regarding the voting of a proxy, the Adviser will submit the proxy to such third party or committee for a decision. The proxy will be executed in accordance with such third party’s or committee’s decision.

•	Upon receipt of an executed proxy, the analyst will update the clients’ proxy voting record.
•
The Adviser shall retain written or electronic copies of each proxy statement received and of each executed proxy.  Records relating to each proxy must include (i) the voting decision with regard to each proxy; and (ii) any documents created by the analyst, management or third party, that were material to making the voting decision. These records will be reviewed by the Adviser’s CCO.

•
Such records shall be retained in the Adviser’s offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

The Adviser will maintain a record of each written request from a client for proxy voting information and the Adviser’s written response to any request (oral or written) from a client for proxy voting information. All such communications will be reviewed by the Adviser’s CCO.

Conflicts of Interest:
At times, conflicts may arise between the interests of one or more of the Adviser’s clients, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

If a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies.

A.
If the Adviser believes it is in the best interest of its clients to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;

B.
If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interest of the clients, without taking any action described in D below, provided that such vote would be against the Adviser’s own interest in the matter (i.e., against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing;

C.
If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; or (b) obtain approval of the decision from the Adviser’s senior management or the CCO; and

D.
If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a fund, then the Adviser shall contact the chairman of the fund’s Board of Trustees and the fund’s CCO.  In the event that such parties determine that a conflict of interest exists, the chairman shall submit the matter for determination to another member of the board who is not an “interested person” of the fund, as defined in the 1940 Act, as amended.  In making a determination, the chairman will consider the best interests of the fund’s shareholders and may consider the recommendations of the adviser or independent third parties that evaluate proxy proposals.  The Adviser will vote the proposal according to the determination and maintain records relating to this process.

A-5

EGA Emerging Global Shares Trust

Statement of Additional Information

July 29, 2010

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in nineteen separate and distinct series, representing separate portfolios of investments.  This Statement of Additional Information (“SAI”) relates solely to the following portfolios (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective:

	Cusip	NYSE Arca
Emerging Global Shares INDXX India Infrastructure Index Fund	268461845	INXX
Emerging Global Shares INDXX China Infrastructure Index Fund	268461837	CHXX
Emerging Global Shares INDXX Brazil Infrastructure Index Fund	268461829	BRXX
Emerging Global Shares INDXX India Small Cap Index Fund	268461811	SCIN
Emerging Global Shares INDXX China Mid Cap Index Fund	268461795	CHMC
Emerging Global Shares INDXX Brazil Mid Cap Index Fund	268461787	BZMC

ALPS Advisors, Inc. (the “Adviser”) serves as the investment adviser to each Fund.  Emerging Global Advisors, LLC (“EGA”) serves as the sub-adviser to each Fund.  ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated July 29, 2010.  Portions of each Fund’s financial statements will be incorporated by reference to such Fund’s most recent Annual Report to shareholders.  A copy of the Prospectus may be obtained by calling the Trust directly at 1-888-800-4347.  The Prospectus contains more complete information about the Funds.  You should read it carefully before investing.

Not FDIC Insured.  May lose value.  No bank guarantee.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers shares (“Shares”) of nineteen separate non-diversified series, representing separate portfolios of investments.  This SAI relates solely to the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Small Cap Index Fund, Emerging Global Shares INDXX China Mid Cap Index Fund and Emerging Global Shares INDXX Brazil Mid Cap Index Fund.   On June 22, 2010, the Emerging Global Shares INDXX India Mid Cap Index Fund changed its name to the Emerging Global Shares INDXX India Small Cap Index Fund.

The Funds are exchange traded funds (“ETFs”) and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”) and (2) a small cash payment referred to as the “Cash Component.”  Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.  Retail investors, therefore, generally will not be able to purchase the Shares directly.  Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”) subject to notice of issuance.  Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV.  Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.  Creation Units are aggregations of 50,000 Shares or more.  In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so.  Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities.  See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI.  In each instance of such full cash creations or redemptions, the transaction fees imposed will be higher than the transaction fees associated with in-kind creations or redemptions.

Compliance with Mauritius Law

The Emerging Global Shares INDXX India Infrastructure Index Fund and the Emerging Global Shares INDXX India Small Cap Index Fund (the “India Funds”) invest substantially all of their assets in wholly owned subsidiaries organized in the Republic of Mauritius (each, a “Subsidiary”), which in turn, invest at least 90% of their assets in Indian securities. Each Subsidiary has qualified as an “Expert Fund” under the Regulations of the Securities Act 2005 of the Republic of Mauritius.  These Regulations provide that only “Expert Investors” may invest in the Expert Fund.  An “Expert Investor” is an investor such as an India Fund who makes an initial investment for its own account, of not less than US$100,000 or is a sophisticated investor as defined in the Regulations of the Securities Act 2005 or any similarly defined investor in any other legislation.

The Subsidiary has been incorporated as a Global Business Company and has been issued a category 1 license by the Financial Services Commission of Mauritius.  It must be distinctly understood that in issuing this license, the Mauritius Financial Services Commission does not vouch for the financial soundness of the Subsidiary or for the correctness of any statements made or opinions expressed with regard to it.

Investors in the Subsidiary are not protected by any statutory compensation arrangements in Mauritius in the event of the Subsidiary’s failure.

Mauritius Anti-Money Laundering Regulations

To ensure compliance with the Financial Intelligence and Anti-Money Laundering Act 2002 and the Code on the Prevention of Money Laundering and Terrorist Financing (“Code”) issued by the Financial Services Commission of Mauritius, a Subsidiary or its agents will require every applicant for shares (such as an India Fund) to provide certain information/documents for the purpose of verifying the identity of the applicant, sources of funds and obtain confirmation that the application monies do not represent, directly or indirectly, the proceeds of any crime.  The request for information may be reduced where an application is a regulated financial services business based in the Republic of Mauritius or in an equivalent jurisdiction (i.e., subject to the supervision of a public authority) or in the case of public companies listed on Recognized Stock/Investment Exchanges, as set out in the Code.

1

In the event of delay or failure by the applicant to produce any information required for verification purposes, a Subsidiary may refuse to accept the application and the subscription monies relating thereto or may refuse to process a redemption request until proper information has been provided.  Investors such as an India Fund should note specifically that a Subsidiary reserves the right to request such information as may be necessary in order to verify the identity of the investor and the owner of the account to which the redemption proceeds will be paid.  Redemption proceeds will not be paid to a third party account.

Each applicant for shares must acknowledge that a Subsidiary shall be held harmless against loss arising as a result of a failure to process an application for shares or redemption request if such information and documentation as requested by a Subsidiary has not been provided by the applicant.

Each India Fund, as the sole shareholder of each Subsidiary, will satisfy all applicable requirements under the Code in order to purchase and redeem shares of a Subsidiary.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met.  The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) the value of the underlying index on which a Fund is based is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.  Negotiated commission rates only apply to investors who will buy and sell shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no warranty as to the accuracy of the IIVs.  IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio (“Estimated Cash”); (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (v) adding the current value of equity securities, the Estimated Cash, the marked to market gains or losses of futures contracts and other financial instruments, to arrive at a value; and (vi) dividing that value by the total Shares outstanding to obtain current IIV.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

2

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws.  Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.  Broker- dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the 1933 Act.  Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under 1933 Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.  Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably.  Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.  Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”).  For many foreign securities, U.S. Dollar -denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

3

In general, there is a large, liquid market in the United States for many ADRs.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.  Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs.  Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities.  As result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depositary Receipts (“GDRs”).  GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.  While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of emerging markets companies.  Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States.  For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging markets countries will have an adverse affect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S.  Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions.  Brokerage commissions and other fees generally are higher for foreign securities.  The procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Risks Related to Emerging Markets Investments

Each Fund will, to a great extent, be investing in securities issued by emerging markets issuers.  In general, the risks related to investments in foreign securities discussed above are even greater for investments in emerging markets securities, and emerging markets present additional risks as well.  These risks could affect the economies, industries, securities and currency markets of emerging markets countries, and thus the value of a Fund’s NAV. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Fund’s investments.

4

In addition to the heightened risk level for foreign securities discussed above, investments in companies domiciled in emerging markets countries may be subject to other significant risks,  including:

•
emerging markets countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.

•
Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging markets country; or capital and currency controls.

•	The small current size of the markets for emerging markets securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.

•	Foreign taxation.

•
The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or  exercise shareholder rights.

•
The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.

•	The possibility that recent favorable economic developments in some emerging markets countries may be slowed or reversed by unanticipated political or social events in those countries.

•	The pervasiveness of corruption and crime.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy.  Economies of emerging markets countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging markets countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging markets countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market.  Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Sector Risk

To the extent a Fund invests a significant portion of its assets in one or more sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

5

Increased Volatility

Certain Funds may invest in securities of small and medium capitalization companies.  To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies.  Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically.  Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase.  Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.  To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change).  Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies.  To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes.  A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement.  The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.  Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily.  A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

6

Segregated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its custodian to earmark on the custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.  (Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Segregated Assets.”)  Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds and offshore funds, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act.  The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund.  Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations.  As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees.  These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements.  A Fund will receive any interest or dividends paid on the loaned securities and the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.  Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit.  There is a risk that the Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

A Fund is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral.

Futures

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.”  This amount is maintained either with the futures commission merchant or in a segregated account at the Fund’s custodian bank.  Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.  While futures contracts provide for the delivery of securities, deliveries usually do not occur.  Contracts are generally terminated by entering into offsetting transactions.

SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to equity securities or investments, such as ADRs or GDRs that, in combination, have economic characteristics similar to equity securities that are contained in the underlying indices and generally expect to be substantially invested at such times, with at least 95% of their net assets invested in these securities.   For purposes of each such investment policy, “assets” includes a Fund’s net assets, plus the amount of any borrowings for investment purposes.  In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure.  The Board of Trustees of the Trust (the “Board”) has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.

7

Tracking and Correlation

The Funds expect that their daily returns will approximate the daily returns of their respective Underlying Indices.  Several factors may affect their ability to achieve this correlation, however.  Among these factors are:  (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the Underlying Index and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the Fund’s underlying index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its Underlying Index; and (11) a Fund’s use of a “representative sampling” strategy rather than full replication of its Underlying Index.  While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.  Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector.  That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.  Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction.  Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation.  Each Fund may not:

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(3)
Make loans if, as a result, more than 33⅓% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC.  This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

8

(4)
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(5)
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon, or (ii) investing in securities or other instruments that are secured by physical commodities.

(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(7)
Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust.  Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust.  The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below.  Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Board Leadership Structure

The Trust is a Delaware statutory trust.  Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust.  The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Fund.  To help facilitate the discharge of its managerial duties, the Board has established a Nominating Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

The Board is composed of five Trustees, three of whom are independent.  The Chairman of the Board, Robert C. Holderith, is an “interested person” (as that term is defined in the 1940 Act).  The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with counsel to the Funds and the independent Trustees, and the Trust’s various other service providers.  Because of the ease of communication arising from the relatively small size of the Board and the small number of independent Trustees, as well as the relatively recent commencement of operations of the Trust, the Board has determined not to designate a lead independent Trustee at this time, although it will revisit this determination regularly.

The Board has determined that this leadership structure is appropriate given the size, function, and nature of the Fund, as well as the Board’s oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

9

Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert Willens Age: 62	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January, 2008; Lehman Brothers, Inc., Managing Director, Equity Research Department, January 2004 to January 2008.	19	Daxor Corp. (Medical Products and Biotechnology), since 2004.

Ron Safir Age: 58	Trustee	Since 2009	Retired, since 2008; UBS Wealth Management, Chief Administrative Officer, February 1971 to December 2008.	19	None

Jeffrey D. Haroldson Age: 52	Trustee	Since 2009	HDG Mansur Capital Group, LLC, President and Chief Operating Officer, since 2004; HSBC Securities (USA), Inc., Executive Managing Director, Head of Investment and Merchant Banking, 2000 to 2003.	19	None

10

Interested Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert C. Holderith(3) Age: 49	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and Chief Executive Officer, since September 2008; ProFund Advisors, Managing Director, Institutional Sales & Investment Analytics, June 2006 to August 2008; UBS Financial Services, Inc., Director, January 2000 to May 2006.	19	None

James J. Valenti(3) Age: 62	Trustee and Secretary	Since 2008	Emerging Global Advisors, LLC, Member and Chief Administrative Officer, since September 2008; Private Investor and Independent Consultant, June 2007 to September 2008; Senior Loan Consultant, Bridgepoint Mortgage Company, June 2006 to June 2007; Mercedes Benz, North America, Sales Representative, November 2000 to June 2006.	19	None
(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of nineteen Funds.
(3)	Mr. Holderith and Mr. Valenti are considered to be “interested persons” of the Trust as defined in the 1940 Act, due to their relationship with EGA, the Funds’ sub-adviser.

11

Officers

The officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Thomas A. Carter ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 Age: 43	Treasurer	Since 2009
ALPS Fund Services, Inc., Directors, since October 2005; ALPS Advisors, Inc., President and Directors, since September 2008; ALPS Distributors, Inc., President and Director, since September 2008; FTAM Funds Distributor, Inc., President and Director, since September 2008; ALPS Holdings, Inc., Director, since October 2005; and ALPS ETF Trust, President and Trustee, since March 2008.

Melanie H. Zimdars ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 Age: 33	Chief Compliance Officer	Since 2010
ALPS Fund Services, Inc., Deputy Chief Compliance Officer, since September 2009; ALPS ETF Trust, Chief Compliance Officer, since December 2009; EGA Emerging Global Shares Trust, Chief Compliance Officer, since March 2010; Financial Investors Variable Insurance Trust, Chief Compliance Officer, since September 2009; Liberty All-Star Growth Fund, Inc., Chief Compliance Officer, since December 2009; Liberty All-Star Equity Fund, Chief Compliance Officer, since December 2009; Wasatch Funds, Principal Financial Officer, Treasurer and Secretary, February 2007 to December 2008; Wasatch Funds, Assistant Treasurer, November 2006 to February 2007; Wasatch Funds, Senior Compliance Officer, 2005 to December 2008.

___________________
(1)	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Share Ownership

As of December 31, 2009, the Independent Trustees did not own any securities issued by the Adviser, EGA, the Distributor, or any company controlling, controlled by, or under common control with the Adviser, EGA or the Distributor.  Information relating to each Trustee’s ownership (including the ownership of his or her immediate family) in the Fund’s in this SAI and in all registered investment companies in the EGA Fund Complex as of December 31, 2009 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Robert Willens	None	None
Ron Safir	None	None
Jeffrey D. Haroldson	None	None
Interested Trustees:
Robert C. Holderith	None	$1-$10,000
James J. Valenti	None	None

12

As of December 31, 2009, the Trust’s Trustees and officers owned individually and as a group less than 1% of the outstanding Shares of any of the Funds.

Trustees’ Compensation

Name	Annual Aggregate Compensation From the Trust*	Pension or Retirement Benefits Accrued As Part of Fund Expenses*	Total Compensation From the Trust and Fund Complex Paid to Trustees*

Independent Trustees
Robert Willens	$8,000	$0	$8,000
Ron Safir	$8,000	$0	$8,000
Jeffrey D. Haroldson	$8,000	$0	$8,000

Interested Trustees
Robert C. Holderith, Trustee	$0	$0	$0
James J. Valenti, Trustee	$0	$0	$0
___________________

* These figures represent estimates for the Trust’s current fiscal year, which will end on March 31.

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust.  The Trust pays each Trustee who is not affiliated with EGA $1,500 for each in-person meeting attended and $500 for each special telephonic meeting attended.  The Trust also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

Trustee Qualifications

Information on the Trust’s officers and Trustees appears above. Such information includes business activities of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations.

In particular, each Trustee has significant experience in the financial industry.  Prior to founding EGA, Mr. Holderith held a senior management position with a prominent ETF advisory firm.  Mr. Haroldson is President and COO of a global real estate fund management firm.  Mr. Safir was until recently the Chief Administrative Officer of UBS Wealth Management.  Mr. Willens currently runs his own tax consulting firm and was previously managing Director of Equity Research at a major investment banking firm.  Mr. Valenti has held various positions in the financial and banking industry over the past four decades.  The Board therefore believes that the specific background of each Trustee, combined with their abilities and personal qualities, evidences these abilities and is appropriate to their service on the Board of Trustees.  The Board will regularly re-assess its qualifications in their annual self-assessment.

13

Board Committees

Audit Committee.  The Audit Committee is composed of all of the Independent Trustees.  Robert Willens is the Chairman of the Audit Committee.  The Audit Committee has the responsibility, among other things, to:  (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board.  There were two Audit Committee meetings during the period ended March 31, 2010.

Nominating Committee.  The Nominating Committee is composed of all of the Independent Trustees.  Ron Safir is the Chairman of the Nominating Committee.  The Nominating Committee has the responsibility, among other things, to:  (i) make recommendations and consider shareholder recommendations for nominations for Board members; and (ii) periodically review independent Board member compensation.  There was one Nominating Committee held during the period ended March 31, 2010.

While the Nominating Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating Committee may consider nominees recommended by Fund shareholders.  The Nominating Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 171 East Ridgewood Ave., Ridgewood, NJ 07450.  A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications.  Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee.

Oversight of Risk

The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust’s service providers. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.

The Board considers risk as part of its regular review of the activities of the Adviser and Sub-Adviser with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio manager and his compensation, as well as risks related to the technology and other facilities used to manage the Funds.  The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio manager of the Funds meets regularly with the Board to discuss portfolio performance, including risks inherent in tracking the applicable underlying indexes.

The Board receives regular compliance reports from Ms. Zimdars, the Trust’s Chief Compliance Officer (“CCO”), and meets regularly with Ms. Zimdars to discuss compliance issues, including the alleviation of compliance-related risks.  As required under SEC rules, the independent Trustees meet at least quarterly in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

14

The Fund’s administrator provides the Board with regular written reports that monitor fair valued securities, if any, the reasons for the fair valuation and the methodology used to arrive at the fair value. These reports also include information concerning illiquid securities, if any, within the Fund’s portfolio.

In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust’s internal controls, accounting and financial reporting policies.  In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s auditors in connection with the Committee’s review of the results of the audit of the Trust’s year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control that Fund under the provisions of the 1940 Act. Note that a controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund.  As of the date of this SAI, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Trust (all series taken together).

As of June 30, 2010, the following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund’s outstanding Shares, as set forth below:

Emerging Global Shares INDXX China Infrastructure Index Fund

Name & Address	% Owned

JP Morgan Clearing Corp. 1 Metrotech Center North 4th Floor Brooklyn, NY 11201	21.54%
Charles Schwab & Co., Inc. P.O. Box 64930 Phoenix, AZ 85082-4930	12.45%
First Clearing, LLC 2801 Market Street 9F Mail Code MO3540 St. Louis, MO 63103	7.12%
Citigroup Global Markets P.O. Box 540 New York, NY 10013	7.10%
TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	6.89%
Merrill Lynch 101 Hudson Street 9th Floor Jersey City, NJ 07302	6.61%

15

Merrill Lynch 101 Hudson Street 9th Floor Jersey City, NJ 07302	6.28%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.61%
Brown Brothers Harriman & Co. 140 Broadway – Level A New York, NY 10005	5.20%

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

Name & Address	% Owned

UBS Financial Services Inc. 1000 Harbor Boulevard 8th Floor Weehawken, NJ 07086	21.99%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.76%
Charles Schwab & Co., Inc. P.O. Box 64930 Phoenix, AZ 85082-4930	10.46%
Merrill Lynch 101 Hudson Street 9th Floor Jersey City, NJ 07302	5.11%

As of July 17, 2010, the following table sets forth the name, address and percentage of ownership each person who is know by the Trust to own, of record or beneficially, 5% or more of the outstanding Shares of the Emerging Global Shares INDXX India Small Cap Index Fund:

Name & Address	% Owned

Merrill Lynch 101 Hudson Street 9th Floor Jersey City, NJ 07302 JP Morgan Clearing Corp.	50.74% 11.24%
1 Metrotech Center North 4th Floor Brooklyn, NY 11201 National Financial Services LLC 200 Liberty Street New York, NY 10281 Vanguard Brokerage Services	10.78% 10.32%
455 Devon Park Drive Wayne, PA 19087

16

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

The Adviser, a Colorado corporation with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the investment adviser to the Funds.  The Adviser provides investment advisory services to each Fund pursuant to an Investment Advisory Agreement dated April 17, 2009, between the Trust and the Adviser (the “Advisory Agreement”).  Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of EGA.  For its services, the Trust pays the Adviser an annual management fee consisting of the greater of $400,000 or 0.10% of each Fund’s average daily net assets, but not to exceed $1,000,000 per year. From time to time, the Adviser may waive all or a portion of its fee.

The Advisory Fees paid to the Adviser by each Fund that has commenced investment operations as of the date of this SAI are set forth in the chart below.

Fund	Advisory Fees Paid for the Fiscal Year Ended March 31, 2010	Date of Commencement of Investment Operations

Emerging Global Shares INDXX China Infrastructure Index Fund	$1,419	February 17, 2010
Emerging Global Shares INDXX Brazil Infrastructure Index Fund	$991	February 24, 2010
Emerging Global Shares INDXX India Small Cap Index Fund	N/A	July 7, 2010

Sub-Adviser

EGA, a Delaware limited liability company located at 171 East Ridgewood Ave., Ridgewood, NJ 07450, serves as the sub-adviser to the Funds.  Robert C. Holderith is the majority owner, Chief Executive Officer and Managing Member of EGA.  EGA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), with the SEC.

EGA provides investment advisory services to each Fund pursuant to the Investment Advisory Agreement dated April 17, 2009, between the Trust and EGA (the “Sub-Advisory Agreement”).  Pursuant to the Sub-Advisory Agreement, EGA manages the day-to-day investment and reinvestment of the assets in each Fund and is responsible for the day-to-day portfolio management of the Funds, including designating the Deposit Securities and monitoring each Fund’s adherence to its investment mandate.  Pursuant to the Sub-Advisory Agreement, each Fund pays EGA a fee equal to 0.85% of the average daily net assets of each Fund.

The Advisory Fees paid to EGA by each Fund that has commenced investment operations as of the date of this SAI are set forth in the chart below.

Fund	Advisory Fees Paid for the Fiscal Year Ended March 31, 2010	Date of Commencement of Investment Operations

Emerging Global Shares INDXX China Infrastructure Index Fund	$783	February 17, 2010
Emerging Global Shares INDXX Brazil Infrastructure Index Fund	$228	February 24, 2010
Emerging Global Shares INDXX India Small Cap Index Fund	N/A	July 7, 2010

17

Portfolio Manager

Compensation of the Portfolio Manager and Other Accounts Managed.

For his services as a portfolio manager of the Funds, Richard C. Kang receives an annual salary from EGA.  Mr. Kang manages four other active registered investment companies (and is expected to manage nine other registered investment companies that have not yet commenced operations) that, like the Funds, are series of the Trust, and have investment strategies of replicating an underlying index.  Mr. Kang does not manage any other accounts.

Description of Material Conflicts of Interest.

Although the Funds in the Trust that are managed by Mr. Kang may have different investment strategies, each has a portfolio objective of replicating its underlying index. EGA does not believe that management of the different Funds of the Trust presents a material conflict of interest for Mr. Kang.

Portfolio Manager’s Ownership of Shares of the Funds.  As of March 31, 2010, Mr. Kang did not own any Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds.  Its principal address is 101 Barclay Street, New York, New York 10286.  Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund.  In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.  As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.  The Trust made payments to BNY Mellon in the amount of $14,581 for administrative services during the fiscal year ended March 31, 2010.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement.  Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services.  BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund.  As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.
Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust.  As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

18

Distributor

ALPS, an affiliate of the Adviser, is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ‘‘Creation and Redemption of Creation Unit Aggregations.’’

Other Service Providers

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement.  AFS also provides a Principal Financial Officer to the Trust under a PFO Services Agreement.  As compensation for the foregoing services, AFS receives certain out of pocket costs, fixed and asset-based fees, which are accrued daily and paid monthly by the Funds.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

Costs and Expenses

Each Fund bears all expenses of its operations other than those assumed by EGA or the Administrator.  Fund expenses include:  the investment advisory fee; the sub-advisory fee paid to EGA; management services fee; administrative fees, index receipt agent fees, transfer agency fees and shareholder servicing fees; custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, product descriptions, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees; listing fees; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.

Rule 12b-1 Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Unit Aggregations.” Shares in less than Creation Units are not distributed by the Distributor.  The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”) and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services.  Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients.  There are currently no plans to impose these distribution fees on the Funds.

19

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees.  All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund.  The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned.  The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds.  In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

EGA has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities.  Pursuant to the Sub-Advisory Agreement, EGA is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution.   When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, EGA relies upon its experience and knowledge regarding commissions generally charged by various brokers.  EGA effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions.  The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and EGA does not currently participate in soft dollar transactions with respect to the Funds.

The aggregate brokerage commissions paid by each Fund that has commenced investment operations as of the date of this SAI during the Fund’s fiscal year ended March 31, 2010 are set forth in the chart below.

Fund	Brokerage Commissions Paid for the Fiscal Year Ended March 31, 2010	Date of Commencement of Investment Operations

Emerging Global Shares INDXX China Infrastructure Index Fund	$4,217.92	February 17, 2010
Emerging Global Shares INDXX Brazil Infrastructure Index Fund	$14,495.41	February 24, 2010
Emerging Global Shares INDXX India Small Cap Index Fund	N/A	July 7, 2010

20

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings.  The Board must approve all material amendments to this policy.  The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).  The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to EGA the responsibility to vote proxies with respect to the portfolio securities held by the Funds.  EGA has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority.  Information on how EGA voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended June 30 may be obtained (i) without charge, upon request, through the Funds’ website at www.egshares.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website.  Proxy voting policies for EGA are included as Appendix A to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser, EGA and the Distributor (collectively the “Codes”).  The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided.  The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, the Adviser, EGA or the Distributor (“Access Persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund.  In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements.  The Codes are on file with the SEC, and are available to the public.

21

ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value.  Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders.  Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares.  The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected.  In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund.  No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any,  provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter, (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

DTC acts as securities depositary for the Shares.  The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows:  it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act.  DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).  DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.  Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.  The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

22

Beneficial Owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof.  Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.  The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them.  As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes.  Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares.  DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.  The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.  In addition, certain brokers may make a dividend reinvestment service available to their clients.  Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate.  Investors interested in such a service should contact their broker for availability and other necessary details.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of a Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

23

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.  Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by EGA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index.  In recognition of longer settlement periods for emerging market securities, EGA may at times engage in rebalancing trades, or the composition of the Deposit Securities may at times change, in advance of anticipated adjustments to the weighting or composition of the Component Stocks of the Underlying Index.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of a Fund and will affect the value of all Shares; but the Adviser or EGA, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser or EGA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant is also referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

24

All orders to create Creation Unit Aggregations, (through an Authorized Participant), must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of each Fund as next determined on such date after receipt of the order in proper form. The Distributor will not accept cash orders received after 3:00 p.m. Eastern time on the trade date. A cash order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the
Distributor prior to the Closing Time on the Transmittal Date.

Orders for Creation Unit Aggregations

Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders

For each Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the date by which an executed creation order must be settled (the “Contractual Settlement Date”).

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115%, which the Adviser or EGA may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and a Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

25

Acceptance of Orders for Creation Unit Aggregations

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust, the Adviser or EGA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor, Adviser or EGA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, EGA, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Investors will be required to pay a fixed creation transaction fee, described below, payable to BNY Mellon regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund  is described in the following table:
Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
Emerging Global Shares INDXX India Infrastructure Index Fund	$500	$2,000
Emerging Global Shares INDXX China Infrastructure Index Fund	$500	$2,000
Emerging Global Shares INDXX Brazil Infrastructure Index Fund	$500	$2,000
Emerging Global Shares INDXX India Small Cap Index Fund	$500	$2,000
Emerging Global Shares INDXX China Mid Cap Index Fund	$500	$2,000
Emerging Global Shares INDXX Brazil Mid Cap Index Fund	$500	$2,000

Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

26

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for each Fund are the same as the creation fees set forth above.

Placement of Redemption Orders

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

27

In connection with taking delivery of shares of Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which the Adviser or EGA may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of each Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.  Because the Portfolio Securities of each Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of a Fund, or to purchase and sell shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

28

Regular Holidays

Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). A Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Pursuant to an exemptive order issued to the Adviser, each Fund will be required to deliver redemption proceeds in not more than fourteen days.  Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed fourteen days.  The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2010 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Hong Kong				India
Jan. 1	Apr. 5	July 1		Jan. 1	Mar. 16	Apr. 14	Sep. 30
Feb. 15	Apr. 6	Sept. 23		Jan. 26	Mar. 24	May 27	Nov. 5
Feb. 16	May 21	Oct. 1		Feb. 12	Apr. 1	Aug. 19	Nov. 17
Apr. 2	June 16	Dec. 27		Mar. 1	Apr. 2	Sep. 10	Dec. 17

Brazil				United States
Jan. 1	Feb. 16	June 3	Nov. 2	Jan. 1	May 31	Nov. 11
Jan. 20	Feb. 17	July 9	Nov. 15	Jan. 18	July 5	Nov. 25
Jan. 25	Apr. 2	Sep. 7	Dec. 24	Feb. 15	Sep. 6	Dec. 24
Feb. 15	Apr. 21	Oct. 12	Dec. 31	Apr. 2	Oct. 11

TAXES

Taxation of the Funds

Each Fund a Separate Corporation.  Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company.  Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and intends to so qualify during the current fiscal year.  As a regulated investment company, a Fund generally will not be subject to entity level federal income tax on the income and gains it distributes to you.  The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

29

In order to qualify for taxation as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

(i)           A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

(ii)           A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)           A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

A Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that a Fund has under-distributed its income and gain for any taxable year, a Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, a Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

Excise Tax Distribution Requirements.  As a regulated investment company, each Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

Required distributions.  To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:  98% of its taxable ordinary income earned during the  calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat  them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Post-October losses.  Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions.  For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year.  Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of March 31 (‘‘post-October loss”) as occurring on the first day of the following tax year (i.e., April 1).

Investment in Complex Securities.  The Funds may invest in complex securities (e.g., futures, options, etc.) that could be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and defer a Fund’s ability to recognize a loss.  In turn, these rules could affect the amount, timing, or character of the income distributed to you by a Fund.   For example:

30

Investment in futures and option contracts.  A Fund is permitted to invest in certain options and futures contracts.  If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Tax straddles.  A Fund’s investment in options and futures contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Short sales and securities lending transactions.  A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position”, causing it to realize gain, but not loss, on the position.  Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income, and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

Investment in taxable mortgage pools (excess inclusion income).  The Funds may invest in U.S. real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income.  While the Funds do not intend to invest in U.S.-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

Investments in securities of uncertain tax character.  A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

31

Taxation of Shareholders

Distributions of Net Investment Income.  Each Fund receives income generally in the form of dividends and interest on its investments in portfolio securities.  This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which income dividends may be paid to you.  If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional Shares.  Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met.  See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

Distributions of Capital Gains.  Each Fund may derive capital gain and loss in connection with sales of securities in anticipation of their removal from a Fund’s corresponding index or by reason of the application of certain tax rules such as those described above under the heading, “Investment in Futures and Option Contracts.” Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund.  Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those Shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Effect of Investment in Foreign Securities.  Each Fund is permitted to invest in foreign securities as described above.  Accordingly, the Funds may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce a Fund’s distributions paid to you.

Pass-through of foreign tax credits.  If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, a Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  Your use of foreign dividends, designated by a Fund as qualified dividend income subject to taxation at long-term capital gain rates, may reduce the otherwise available foreign tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by a Fund.  Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses.  These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund’s ordinary income otherwise available for distribution to you.  This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

PFIC securities.  The Funds may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”).  In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends.  These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund.  In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.  Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

32

Information on the Amount and Tax Character of Distributions.  The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year.  If you have not held Fund Shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund.  Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Purchase of Shares.  As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund Shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares.

Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Wash sales.  All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Cost basis reporting.  Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your Shares in the Fund, subject to certain exceptions.  This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012.

Tax shelter reporting.  Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

U.S. Government Securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

33

Qualified Dividend Income for Individuals.  For individual shareholders, a portion of the dividends paid by a Fund may be designated as qualified dividend income eligible for taxation by individuals at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on a Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund Shares, include the day you sold your Shares but not the day you acquired these Shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by a Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation.  Either none or only a nominal portion of the dividends paid by the Funds will be eligible for the corporate dividends-received deduction because the Funds invest primarily in foreign securities.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Backup Withholding.  By law, a Fund must generally withhold a portion of your taxable dividends and sales proceeds unless you :

•          provide your correct social security or taxpayer identification number,
•          certify that this number is correct,
•          certify that you are not subject to backup withholding, and
•          certify that you are a U.S. person (including a U.S. resident alien).

34

A Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any dividends or proceeds paid.  Certain payees and payments are exempt from backup withholding and information reporting.  The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains, and with respect to taxable years of a Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemption from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends.  In general, (i) a capital gain dividend designated by a Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), a short-term capital gain dividend designated by a Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends.  With respect to taxable years of a Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), dividends designated by a Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors.  It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

35

Other dividends.  Income dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

Effectively connected income.  If you hold your Fund Shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property.  A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S.-REITs. The sale of a U.S. real property interest (USRPI) by a U.S.-REIT in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S.-REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S.-REIT or RIC that is classified as a qualified investment entity) as follows:

•
The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund Shares at any time during the one-year period ending on the date of the distribution.
•
If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•
In addition, even if you do not own more than 5% of a class of Fund Shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends with respect to a Fund’s taxable years beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), except that after such sunset date, Fund distributions from a U.S.- REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund Shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. As of the date of this Statement of Additional Information, the U.S. federal estate tax is repealed for one year for decedents dying on or after January 1, 2010 and before January 1, 2011, unless reinstated earlier, possibly retroactively to January 1, 2010.  On and after the date the U.S. estate tax is reinstated, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.  In addition, a partial exemption from U.S estate tax may apply to Fund Shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent.  Transfers by gift of Shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. tax certification rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from back-up withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

36

Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

This discussion of “TAXES” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

37

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent.  Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV.  The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies.  The officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend.  Subject to the foregoing, each Fund expects to declare and pay all of its investment income, if any, to shareholders as dividends annually.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Tax Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

BBD, LLP audits the Funds’ annual financial statements.  The audited financial statements and financial highlights of the Emerging Global Shares INDXX China Infrastructure Index Fund and the Emerging Global Shares INDXX Brazil Infrastructure Index Fund for their fiscal periods ended March 31, 2010, as set forth in the Funds’ annual reports to shareholders, including the report of BBD, LLP, are incorporated by reference into this SAI.

The Emerging Global Shares INDXX India Small Cap Index Fund commenced operations on July 7, 2010, and as of the date of this SAI, the remainder of the Funds have not commenced operations.  Accordingly, no financial statements are provided for these Funds.

38

APPENDIX A

The Trust has delegated to EGA the authority and responsibility for voting proxies on the portfolio securities held by each Fund.  EGA understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

Emerging Global Advisors, LLC
PROXY VOTING POLICY
INTRODUCTION

An investment adviser generally has the authority to vote proxies relating to such securities on behalf of its clients.  Pursuant to Rule 206(4)-6 under the Advisers Act, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients. The policies and procedures must be reasonably designed to ensure that the adviser votes client securities in a manner consistent with the best interests of such client.

POLICIES

As a general policy, the Adviser will vote proxy proposals, consents or resolutions relating to client securities (collectively, “proxies”), in a manner that serves the best interests of the client accounts it manages.  Best interest will be determined by the Adviser in its discretion, taking into account relevant factors, including, but not limited to:

•	the impact on the value of the securities;
•	the anticipated costs and benefits associated with the proposal;
•	the effect on liquidity; and
•	customary industry and business practices.

In voting proxies, the Adviser will not consider the interests that the Adviser, its management or its affiliates might have in a particular voting matter.

Investment company clients are subject to further requirements under the 1940 Act regarding the disclosure of actual proxy voting records to shareholders, and the process by which proxies are voted on shareholder’s behalf.  As a general matter of policy, the Adviser will assist its investment company clients and their respective fund administration agents with respect to the fund clients’ annual Form N-PX filings.

A.           Routine Matters

Routine matters are typically proposed by management (as defined below) of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Adviser will vote in accordance with the recommendation of the company’s management or directors (collectively, the “Management”), as applicable, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the client.

Examples of routine matters are set forth below:

General Matters
The Adviser will generally vote for the following proposals:

•	to set time and location of annual meeting;
•	to change the fiscal year of the company; and
•	to change the name of a company.

Board Members
The Adviser will generally vote for Management proposals to elect or re-elect board members.

The Adviser will generally vote for proposals to increase fees paid to board members, unless it determines that the compensation exceeds market standards

Capital Structure
The Adviser will generally vote for proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by any of the Adviser’s clients or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

Appointment of Auditors
The Adviser will generally vote for the approval of auditors and proposals authorizing the board to fix auditor fees, unless the Adviser has serious concerns about the audit procedures used, or feels that the auditors are being charged without explanation.

B.           Non- Routine Matters

Non-routine matters involve a variety of issues and may be proposed by a company’s management or beneficial owners (i.e., shareholders, members, partners, etc. (collectively, the “Owners”)). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

Examples of routine matters are set forth below:

1.           Board Members
a.
Term Limits.  The Adviser will generally vote for proposals to require a reasonable retirement age (e.g., 72) for board members, and will vote on a case-by-case basis on proposals to attempt to limit tenure.

b.	Replacement. The Adviser will generally vote against proposals that make it more difficult to replace board members, including the following proposals:

•	To stagger the board;
•	To overweight company Management on the board;
•
To introduce cumulative voting (cumulative voting allows the owners to “stack” votes behind one or a few individuals for a position on the board, thereby giving minority owners a greater chance of electing the board member(s));

•	To introduce unequal voting rights;
•	To create supermajority voting; or
•	To establish pre-emptive rights.

c.
Liability and Indemnification.  In order to promote accountability, the Adviser will generally vote against proposals to limit the personal liability of board members for any breach of fiduciary duty or failure to act in good faith.

d.
Ownership Issues.  The Adviser will generally vote for proposals that require Management to own a minimum interest in the company. The purpose of this policy is to encourage the alignment of Management’s interests with the interests of the company’s owners. However, the Adviser will generally vote against proposals for stock options or other compensation that grant an ownership interest for Management if such proposals offer greater than 15% of the outstanding securities of a company because such options may dilute the voting rights of other owners of the company.

2.	Compensation, Fees and Expenses

In general, the Adviser will vote against proposals to increase compensation, fees or expenses applicable to the company’s owners, unless the Adviser determines that the benefits resulting to the company and its owners justifies the increased compensation, fees or expenses.

3.           Voting Rights

The Adviser will generally vote against the following proposals:

•	To introduce unequal voting or dividend rights among the classes;
•	To change the amendment provisions of a company’s charter documents by removing owner approval requirements;
•	To require supermajority (two-thirds of outstanding votes) approval for votes rather than a simple majority (half of outstanding votes);
•	To restrict the owners’ right to act by written consent; or
•	To restrict the owners’ right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate board members.

The Adviser will generally vote for proposals that eliminate any of the foregoing rights or requirements.

4.            Takeover Defenses and Related Actions

The Adviser will generally vote against any proposal to create any plan or procedure designed primarily to discourage a takeover or other similar action, including “poison pills.” Examples of “poison pills” include:

•	Large increases in the amount of stock authorized but not issued;
•
Blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the board at a future date without further action by the owners);

•	Compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or “golden parachutes”;
•	Fixed price amendments that require a certain price to be offered to all owners based on a fixed formula; and
•	Greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

The Adviser will generally vote for proposals that eliminate any of the foregoing rights or requirements, as well as proposals to:

•	Require that golden parachutes or golden handcuffs be submitted for ratification by the owners;
•	To opt out of state anti-takeover laws deemed by the Adviser to be detrimental.

The Adviser will generally vote on a case-by-case basis regarding other proposals that may be used to prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

5.           Reincorporation

The Adviser will generally vote for a change in the state of incorporation if the change is for valid business reasons (such as reincorporating in the same state as the headquarters of the controlling company).

6.           Debt Issuance and Pledging of Assets for Debt

The Adviser will generally vote proxies relating to the issuance of debt, the pledging of assets for debt, and an increase in borrowing powers on a case-by-case basis, taking into consideration relevant factors, including, for example:

•	The potential increase in the company’s outstanding interests or shares, if any (e.g., convertible bonds).
•	The potential increase in the company’s capital, if any, over the current outstanding capital.

7.           Mergers or Acquisitions

The Adviser will vote proxies relating to mergers or acquisitions on a case-by-case basis, but will generally vote for any proposals that the Adviser believes will offer fair value to its clients.

8.           Termination or Liquidation of the Company

The Adviser will vote proxies relating to the termination or liquidation of a company on a case-by-case basis, taking into consideration one or more of the following factors:

•	Terms of liquidation;
•	Past performance of the company; and
•	Strategies employed to save the company.

9.           Social & Environmental Issues and Corporate Responsibility

The Adviser will vote proxies relating to social and environmental issues on a case-by-case basis, but will generally vote for any proposals that will reduce discrimination and pollution, improve protections to minorities and disadvantaged classes, and increase conservation of resources and wildlife.

The Adviser will generally vote against any proposals that place arbitrary restrictions on the company’s ability to invest, market, enter into contractual arrangements or conduct other activities. The Adviser will also generally vote against proposals:

•	To bar or restrict charitable contributions; or
•	To limit corporate political activities.

10.           All Other Matters

All other decisions regarding proxies will be determined on a case-by-case basis taking into account the general policy, as set forth above.

C.  Abstaining from Voting or Affirmatively Not Voting

The Adviser may abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if it determines that abstaining or not voting is in the best interests of its clients. In making such a determination, the Adviser will consider various factors, including, but not limited to; (i) the costs associated with exercising the proxy (e.g., translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. Furthermore, the Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

PROCEDURES

The Adviser’s CCO or designee is responsible for the implementation, monitoring and review of the Adviser’s proxy voting policies and procedures.

To implement its policies, the Adviser has adopted the following procedures:

•
Designated Adviser personnel (e.g., analysts), will be responsible for voting each proxy. Such personnel will obtain a determination from Adviser management as to how to vote the proxies in accordance with the policies. Upon making a decision, the proxy will be executed and returned to the analyst for submission to the company. The analysts are responsible for the actual voting of all proxies in a timely manner.

•
In the event the Adviser determines that the client should rely on the advice of an independent third party or a committee regarding the voting of a proxy, the Adviser will submit the proxy to such third party or committee for a decision. The proxy will be executed in accordance with such third party’s or committee’s decision.

•	Upon receipt of an executed proxy, the analyst will update the clients’ proxy voting record.
•
The Adviser shall retain written or electronic copies of each proxy statement received and of each executed proxy.  Records relating to each proxy must include (i) the voting decision with regard to each proxy; and (ii) any documents created by the analyst, management or third party, that were material to making the voting decision. These records will be reviewed by the Adviser’s CCO.

•
Such records shall be retained in the Adviser’s offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

The Adviser will maintain a record of each written request from a client for proxy voting information and the Adviser’s written response to any request (oral or written) from a client for proxy voting information. All such communications will be reviewed by the Adviser’s CCO.

Conflicts of Interest:
At times, conflicts may arise between the interests of one or more of the Adviser’s clients, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

If a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies.

A.
If the Adviser believes it is in the best interest of its clients to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;

B.
If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interest of the clients, without taking any action described in D below, provided that such vote would be against the Adviser’s own interest in the matter (i.e., against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing;

C.
If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; or (b) obtain approval of the decision from the Adviser’s senior management or the CCO; and

D.
If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a fund, then the Adviser shall contact the chairman of the fund’s Board of Trustees and the fund’s CCO.  In the event that such parties determine that a conflict of interest exists, the chairman shall submit the matter for determination to another member of the board who is not an “interested person” of the fund, as defined in the 1940 Act, as amended.  In making a determination, the chairman will consider the best interests of the fund’s shareholders and may consider the recommendations of the adviser or independent third parties that evaluate proxy proposals.  The Adviser will vote the proposal according to the determination and maintain records relating to this process.

EGA EMERGING GLOBAL SHARES TRUST

PART C

OTHER INFORMATION

Item 28.                      Exhibits. The following exhibits are attached, except as noted:

(a)           Articles of Incorporation.

(1)
Amended and Restated Agreement and Declaration of Trust (April 17, 2009), of EGA Emerging Global Trust (the “Registrant”) is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2)
Certificate of Trust (September 12, 2008) is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A, filed on November 26, 2008 (the “Initial Registration Statement”).

(b)	By-Laws. By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(c)           Instruments Defining Rights of Security Holders.

(1)
Amended and Restated Agreement and Declaration of Trust.  Articles III and V of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2)	By-Laws. Article II of the By-Laws (September 12, 2008), are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(d)           Investment Advisory Contracts.

(1)
Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Registrant and ALPS Advisors, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)
Form of Appendix A, dated March 2, 2010 to the Investment Advisory Agreement, relating to the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund, Emerging Global Shares INDXX Brazil Mid Cap Index Fund and Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

1

(2)
Sub-Advisory Agreement (the “EGA Sub-Advisory Agreement”) between the Registrant and Emerging Global Advisors, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)
Schedule A, dated March 2, 2010, to the EGA Sub-Advisory Agreement, relating to the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund,  Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund, Emerging Global Shares INDXX Brazil Mid Cap Index Fund and Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(3)
Fee Waiver and Expense Assumption Agreement between the Registrant and Emerging Global Advisors, LLC, with respect to all series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 5, filed on May 28, 2010.

(4)	Sub-Advisory Agreement between Emerging Global Advisors, LLC and Esposito Partners, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(e)           Underwriting Contracts.

(1)	Distribution Agreement (the “Distribution Agreement”) between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)
Form of Appendix A, dated March 2, 2010, to the Distribution Agreement, amended to include, the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap Index Fund, Emerging Global Shares INDXX Brazil Mid Cap Index Fund and  Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(f)           Bonus or Profit Sharing Contracts.  Not applicable.

2

(g)           Custodian Agreements.

(1)	Custody Agreement (the “Custody Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)
Amendment No. 1, dated November 12, 2009, to the Custody Agreement, amended to include, the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund and Emerging Global Shares INDXX Brazil Mid Cap Index Fund  is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2009.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Custody Agreement, amended to include, the Emerging
Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(h)           Other Material Contracts.

(1)
Transfer Agency and Service Agreement (the “Transfer Agency and Service Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)
Amendment No. 1, dated November 12, 2009, to the Transfer Agency and Service Agreement, amended to include, the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund, and Emerging Global Shares INDXX Brazil Mid Cap Index Fund is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2009.

(b)
Form of Amendment No. 2, dated March 2, 2010, to the Transfer Agency and Service Agreement, amended to include, the Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

3

(2)
Fund Administration and Accounting Agreement (the “Fund Administration and Accounting Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)
Amendment No. 1, dated November 12, 2009, to the Fund Administration and Accounting Agreement, amended to include, the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund, and Emerging Global Shares INDXX Brazil Mid Cap Index Fund  is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2009.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Fund Administration and Accounting Agreement, amended to include, the Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(3)
Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1, filed on November 6, 2009.

(a)
First Amendment, dated November 12, 2009, to the CCO Services Agreement, amended to include, the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund, and Emerging Global Shares INDXX Brazil Mid Cap Index Fund is incorporated herein by reference to Pre-Effective Amendment No. 3, filed on February 9, 2010.

(b)
Form of Second Amendment, dated March 2, 2010, to the CCO Services Agreement, amended to include, the Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

4

(4)	PFO Services Agreement between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1, filed on November 6, 2009.

(i)           Legal Opinions.

(1)	Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(j)           Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm is electronically filed herewith as Exhibit EX-99.j.1.

(k)           Omitted Financial Statements.  Not applicable.

(l)	Initial Capital Agreements. Letter of Understanding Relating to Initial Capital is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(m)           Rule 12b-1 Plan.

(1)	Plan under Rule 12b-1 is incorporated herein by reference to Pre-Effective
Amendment No. 2, filed on May 7, 2009.

(i)
Schedule I, dated March 2, 2010, to the Plan Under Rule 12b-1 relating to Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap Index Fund, Emerging Global Shares INDXX Brazil Mid Cap Index Fund and  Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(n)           Rule 18f-3 Plan.  Not applicable.

(o)           Reserved.

(p)           Codes of Ethics.

(1)	Code of Ethics for Registrant is incorporated herein by reference to Pre Effective Amendment No. 2, filed on May 7, 2009.

(2)	Code of Ethics for ALPS Holdings, Inc. is electronically filed herewith as Exhibit EX-99.p.2.

5

(3)	Code of Ethics for Emerging Global Advisors, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(4)	Code of Ethics for Esposito Partners, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(q)	Powers of Attorney. Powers of Attorney (April 17, 2009) are incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Item 29.                      Persons Controlled by or Under Common Control with Registrant.  None.

Item 30.
Indemnification.  Article VII of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)
Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Amended and Restated Agreement and Declaration of Trust effective April 17, 2009, which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(b)
Investment Advisory Agreement between the Registrant and ALPS Advisors, Inc., as provided for in Section 8, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(c)
Sub-Advisory Agreement between the Registrant and Emerging Global Advisors, LLC, as provided for in Section 7, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(d)
Sub-Advisory Agreement between Emerging Global Advisors, LLC and Esposito Partners, LLC, as provided for in Section 7, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

6

(e)
Distribution Agreement between the Registrant and ALPS Distributors, Inc., as provided for in Section 6, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(f)
Custody Agreement between the Registrant and The Bank of New York Mellon, as provided for in Article III, Sections 4, 8 and 9, Article VIII, Sections 1 and 2, and Appendix I, Sections 5 and 10, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(g)	Fund Administration and Accounting Agreement, as provided for in Sections 4, 6, 7, and 21, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(h)	Transfer Agency and Service Agreement, as provided for in Sections 5 and 6, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Item 31.                      Business and Other Connections of Investment Adviser.

Investment Adviser

ALPS Advisors, Inc., a Colorado corporation, is a federally registered investment adviser with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 803203.  ALPS entities provide supervisory, management, servicing or distribution services to closed-end funds, unit investment trusts, mutual funds, hedge funds, separately managed accounts and exchange-traded funds.  Additional information regarding ALPS Advisors, Inc., and information as to the officers and directors of ALPS Advisors, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-67135) and is incorporated herein by reference.

Sub-Advisers

Emerging Global Advisors, LLC, a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 171 East Ridgewood Ave., Ridgewood, NJ 07450.  Emerging Global Advisors, LLC is primarily engaged in providing investment management services.  Additional information regarding Emerging Global Advisors, LLC, and information as to the officers and directors of Emerging Global Advisors, LLC, is included in its Form ADV, as filed with the SEC (registration number 801-69832) and is incorporated herein by reference.

Item 32.                      Principal Underwriters.

(a)           ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Capital Funds, BLDRS Index Fund Trust, Brown Brothers Harriman Funds, Caldwell & Orkin Funds, Campbell Multi-Strategy Trust, Cook & Bynum Funds, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, DIAMONDS Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Funds, IndexIQ ETF Trust, Laudus Trust, Luadus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, OOK, Inc., Pax World Funds Series Trust 1, PowerShares QQQ 100 Trust Series 1, MidCap SPDR Trust, Select Sector SPDR Trust, SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., Transparent Value Funds, TXF Funds, Inc., W. P. Stewart Funds, Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

7

(b)           To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Jeremy O. May	Executive Vice President, Director	None
Spencer P. Hoffman	Director	None
Thomas A. Carter	President, Director	Treasurer
Richard Hetzer	Executive Vice President	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, General Counsel, Secretary	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry Erin Douglas JoEllen Legg Steven Price James Stegall David T. Buhler Paul Leone
Senior Vice President, National Sales Director-Investments
Vice President, Senior Associate Counsel
Vice President, Associate Counsel
Vice President, Deputy Chief Compliance Officer
Vice President, Institutional Sales Manager
Vice President, Associate Counsel
Vice President, Assistant General Counsel
None None None None None None None
* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)           Not applicable.

Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by	Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are	maintained at 171 East Ridgewood Avenue, Ridgewood, New Jersey 07450.

Item 34.                 Management Services.  None.

Item 35.                 Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling  precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public  policy as expressed in the Act and will be governed by the final adjudication of such issue.

8

SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Ridgewood and State of New Jersey on this 29th day of July, 2010.

EGA EMERGING GLOBAL SHARES TRUST

By: /s/ James J. Valenti______________
James J. Valenti
Secretary and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Robert C. Holderith*	President/Chairman	July 29, 2010
Robert C. Holderith

/s/ James J. Valenti	Secretary/Trustee	July 29, 2010
James J. Valenti

Ron Safir*	Trustee	July 29, 2010
Ron Safir

Jeffrey D. Haroldson*	Trustee	July 29, 2010
Jeffrey D. Haroldson

Robert Willens*	Trustee	July 29, 2010
Robert Willens

Thomas A. Carter*	Treasurer	July 29, 2010
Thomas A. Carter

* By: /s/ James J. Valenti
James J. Valenti
As Attorney-in-Fact for
Each of the persons indicated
(pursuant to powers of attorney)

EGA EMERGING GLOBAL SHARES TRUST

INDEX TO EXHIBITS TO FORM N-1A

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.
Consent of Independent Registered Public Accounting Firm	EX-99.j.1
Code of Ethics for ALPS Holdings, Inc.	EX-99.p.2